GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Financial Statements

Year ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Year ended December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life and Annuity Insurance Company and Contract Owners of Genworth Life & Annuity VL Separate Account 1:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VL Separate Account 1 (the Separate Account), as of December 31, 2024, the related statements of operations for the year or period then ended and the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 1997.

Richmond, Virginia

April 23, 2025

Appendix

Statements of assets and liabilities as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the five-year or lessor periods then ended.

AB Variable Products Series Fund, Inc.

AB VPS International Value Portfolio — Class B

AB VPS Large Cap Growth Portfolio — Class B

AB VPS Relative Value Portfolio — Class B (1)

AB VPS Small Cap Growth Portfolio — Class B

AB VPS Sustainable Global Thematic Portfolio — Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund — Series I shares

Invesco V.I. American Franchise Fund — Series II shares

Invesco V.I. American Value Fund — Series II shares

Invesco V.I. Capital Appreciation Fund — Series I shares

Invesco V.I. Capital Appreciation Fund — Series II shares

Invesco V.I. Comstock Fund — Series II shares

Invesco V.I. Core Equity Fund — Series I shares

Invesco V.I. Core Plus Bond Fund — Series I shares

Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares

Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares

Invesco V.I. EQV International Equity Fund — Series II shares

Invesco V.I. Global Fund — Series II shares

Invesco V.I. Global Strategic Income Fund — Series I shares

Invesco V.I. Main Street Fund® — Series II shares

Invesco V.I. Main Street Small Cap Fund® — Series II shares

Allspring Variable Trust

Allspring VT Discovery All Cap Growth Fund — Class 2 (1)

BNY Mellon

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares

BlackRock Variable Series Funds, Inc.

BlackRock Advantage SMID Cap V.I. Fund — Class III Shares

BlackRock Basic Value V.I. Fund — Class III Shares

BlackRock Global Allocation V.I. Fund — Class III Shares

BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares

Columbia Funds Variable Series Trust II

CTIVP® - Principal Blue Chip Growth Fund — Class 1

Columbia Variable Portfolio — Overseas Core Fund — Class 2

Eaton Vance Variable Trust

VT Floating — Rate Income Fund

Federated Hermes Insurance Series

Federated Hermes High Income Bond Fund II — Primary Shares

Federated Hermes High Income Bond Fund II — Service Shares

Federated Hermes Kaufmann Fund II — Service Shares

Federated Hermes Managed Volatility Fund II — Primary Shares

Fidelity® Variable Insurance Products Fund

VIP Asset Manager Portfolio — Initial Class

VIP Asset Manager Portfolio — Service Class 2

VIP Balanced Portfolio — Service Class 2

VIP Contrafund® Portfolio — Initial Class

VIP Contrafund® Portfolio — Service Class 2

VIP Dynamic Capital Appreciation Portfolio — Service Class 2

VIP Equity-Income PortfolioSM — Initial Class

VIP Equity-Income PortfolioSM — Service Class 2

VIP Growth & Income Portfolio — Initial Class

VIP Growth & Income Portfolio — Service Class 2

VIP Growth Opportunities Portfolio — Initial Class

VIP Growth Portfolio — Initial Class

VIP Growth Portfolio — Service Class 2

VIP Mid Cap Portfolio — Service Class 2

VIP Overseas Portfolio — Initial Class

VIP Value Strategies Portfolio — Service Class 2

Franklin Templeton Variable Insurance Products Trust

Franklin Income VIP Fund — Class 2 Shares

Franklin Mutual Shares VIP Fund — Class 2 Shares

Templeton Foreign VIP Fund — Class 1 Shares

Templeton Global Bond VIP Fund — Class 1 Shares

Templeton Growth VIP Fund — Class 2 Shares

Goldman Sachs Variable Insurance Trust

Goldman Sachs Government Money Market Fund — Service Shares

Goldman Sachs Large Cap Value Fund — Institutional Shares

Goldman Sachs Mid Cap Value Fund — Institutional Shares

Janus Aspen Series

Janus Henderson Balanced Portfolio — Institutional Shares

Janus Henderson Balanced Portfolio — Service Shares

Janus Henderson Enterprise Portfolio — Institutional Shares

Janus Henderson Enterprise Portfolio — Service Shares

Janus Henderson Flexible Bond Portfolio — Institutional Shares

Janus Henderson Forty Portfolio — Institutional Shares

Janus Henderson Forty Portfolio — Service Shares

Janus Henderson Global Research Portfolio — Institutional Shares

Janus Henderson Global Research Portfolio — Service Shares

Janus Henderson Global Technology and Innovation Portfolio — Service Shares

Janus Henderson Overseas Portfolio — Institutional Shares

Janus Henderson Overseas Portfolio — Service Shares

Janus Henderson Research Portfolio — Institutional Shares

Janus Henderson Research Portfolio — Service Shares

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio — Class I

ClearBridge Variable Dividend Strategy Portfolio — Class II

ClearBridge Variable Growth Portfolio — Class II (1)

ClearBridge Variable Large Cap Value Portfolio — Class I

Lincoln Variable Insurance Products Trust

LVIP American Century Inflation Protection Fund — Service Class (1)

MFS® Variable Insurance Trust

MFS® Investors Trust Series — Service Class Shares

MFS® New Discovery Series — Service Class Shares

MFS® Total Return Series — Service Class Shares

MFS® Utilities Series — Service Class Shares

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares

PIMCO Variable Insurance Trust

All Asset Portfolio — Advisor Class Shares

High Yield Portfolio — Administrative Class Shares

International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares

Long-Term U.S. Government Portfolio — Administrative Class Shares

Low Duration Portfolio — Administrative Class Shares

Total Return Portfolio — Administrative Class Shares

Rydex Variable Trust

NASDAQ — 100® Fund

State Street Variable Insurance Series Funds, Inc.

Income V.I.S. Fund — Class 1 Shares

Premier Growth Equity V.I.S. Fund — Class 1 Shares

Real Estate Securities V.I.S. Fund — Class 1 Shares

S&P 500® Index V.I.S. Fund — Class 1 Shares

Small-Cap Equity V.I.S. Fund — Class 1 Shares

Total Return V.I.S. Fund — Class 1 Shares

Total Return V.I.S. Fund — Class 3 Shares

U.S. Equity V.I.S. Fund — Class 1 Shares

The Alger Portfolios

Alger Large Cap Growth Portfolio — Class I-2 Shares

Alger Small Cap Growth Portfolio — Class I-2 Shares

The Prudential Series Fund

PSF Natural Resources Portfolio — Class II Shares

PSF PGIM Jennison Growth Portfolio — Class II Shares

Statements of assets and liabilities as of December 31, 2024, the related statements of operations for the period from January 1, 2024 to April 26, 2024 (liquidation date) and the statements of changes in net assets for the period from January 1, 2023 to April 26, 2024 (liquidation date).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Conservative Balanced Fund — Series I shares

Invesco V.I. Conservative Balanced Fund — Series II shares

Statements of assets and liabilities as of December 31, 2024, the related statements of operations for the period from April 26, 2024 (inception) to December 31, 2024, and the statements of changes in net assets for the period from April 26, 2024 (inception) to December 31, 2024 and the financial highlights for the lessor period then ended.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Equity and Income Fund — Series I shares

Invesco V.I. Equity and Income Fund — Series II shares

Statement of assets and liabilities as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in net assets for the period from December 8, 2023 (inception) to December 31, 2024 and the financial highlights for the lessor period then ended.

The Prudential Series Fund

PSF PGIM Jennison Blend Portfolio – Class II Shares

(1)	See Note 1 to the financial statements for the former name of the subaccount.

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GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities

December 31, 2024

	AB Variable Products Series Fund, Inc.

	AB VPS International Value Portfolio — Class B	AB VPS Large Cap Growth Portfolio — Class B	AB VPS Relative Value Portfolio — Class B	AB VPS Small Cap Growth Portfolio — Class B	AB VPS Sustainable Global Thematic Portfolio — Class B

Assets:
Investments at fair value (note 2b)	$749,632	$1,260,112	$5,285,808	$320,141	$321,315
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	480	—	—	—
Total assets	749,632	1,260,592	5,285,808	320,141	321,315

Liabilities:
Accrued expenses payable to affiliate (note 4b)	7	17	39	4	4
Payable for units withdrawn	66	—	251	34	—
Total liabilities	73	17	290	38	4

Net assets	$749,559	$1,260,575	$5,285,518	$320,103	$321,311

Investments in securities at cost	$716,593	$924,329	$4,825,307	$428,876	$253,786
Shares outstanding	49,776	15,807	171,228	33,913	9,796

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Conservative Balanced Fund — Series II shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Core Plus Bond Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares

Assets:
Investments at fair value (note 2b)	$—	$1,453,537	$1,105,827	$6,067,387	$248,958
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	—	1,453,537	1,105,827	6,067,387	248,958

Liabilities:
Accrued expenses payable to affiliate (note 4b)	—	14	26	148	2
Payable for units withdrawn	—	55	239	451	—
Total liabilities	—	69	265	599	2

Net assets	$—	$1,453,468	$1,105,562	$6,066,788	$248,956

Investments in securities at cost	$—	$1,278,137	$1,135,574	$5,417,535	$246,327
Shares outstanding	—	43,234	194,005	77,757	3,720

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund — Series I shares	Invesco V.I. American Franchise Fund — Series II shares	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Capital Appreciation Fund — Series I shares	Invesco V.I. Capital Appreciation Fund — Series II shares	Invesco V.I. Comstock Fund — Series II shares	Invesco V.I. Conservative Balanced Fund — Series I shares

$1,569,060	$351,707	$676,784	$6,617,347	$787,565	$804,692	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
1,569,060	351,707	676,784	6,617,347	787,565	804,692	—

24	2	5	156	6	5	—
28	24	34	105	28	26	—
52	26	39	261	34	31	—

$1,569,008	$351,681	$676,745	$6,617,086	$787,531	$804,661	$—

$1,078,771	$247,775	$630,502	$4,959,252	$627,349	$650,655	$—
19,729	4,912	39,053	104,788	13,183	39,044	—

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. EQV International Equity Fund — Series II shares	Invesco V.I. Equity and Income Fund — Series I shares	Invesco V.I. Equity and Income Fund — Series II shares	Invesco V.I. Global Fund — Series II shares	Invesco V.I. Global Strategic Income Fund — Series I shares	Invesco V.I. Main Street Fund® — Series II shares	Invesco V.I. Main Street Small Cap Fund® — Series II shares

$714,814	$1,455,121	$240,774	$3,697,665	$744,526	$2,130,932	$1,092,577
—	—	—	—	—	—	—
—	—	—	—	—	85	—
714,814	1,455,121	240,774	3,697,665	744,526	2,131,017	1,092,577

4	40	—	43	16	21	7
63	21	—	173	243	—	50
67	61	—	216	259	21	57

$714,747	$1,455,060	$240,774	$3,697,449	$744,267	$2,130,996	$1,092,520

$702,381	$1,436,510	$237,814	$3,635,507	$815,934	$2,308,246	$952,334
21,733	83,340	13,893	95,646	173,549	107,569	38,349

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

	Allspring Variable Trust	BNY Mellon	BlackRock Variable Series Funds, Inc.

	Allspring VT Discovery All Cap Growth Fund — Class 2	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares

Assets:
Investments at fair value (note 2b)	$272,738	$191,353	$182,466	$239,363	$890,331
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	272,738	191,353	182,466	239,363	890,331

Liabilities:
Accrued expenses payable to affiliate (note 4b)	—	2	1	1	6
Payable for units withdrawn	—	—	—	25	18
Total liabilities	—	2	1	26	24

Net assets	$272,738	$191,351	$182,465	$239,337	$890,307

Investments in securities at cost	$259,354	$128,032	$236,536	$261,327	$975,376
Shares outstanding	9,929	3,447	16,725	18,744	69,071

	Federated Hermes Insurance Series (continued)	Fidelity® Variable Insurance Products Fund

	Federated Hermes Managed Volatility Fund II — Primary Shares	VIP Asset Manager Portfolio — Initial Class	VIP Asset Manager Portfolio — Service Class 2	VIP Balanced Portfolio — Service Class 2	VIP Contrafund® Portfolio — Initial Class

Assets:
Investments at fair value (note 2b)	$531,995	$4,212,007	$127,089	$775,995	$22,236,287
Dividend receivable	—	—	—	—	—
Receivable for units sold	7	121	—	—	2,018
Total assets	532,002	4,212,128	127,089	775,995	22,238,305

Liabilities:
Accrued expenses payable to affiliate (note 4b)	12	109	2	5	609
Payable for units withdrawn	—	—	—	26	—
Total liabilities	12	109	2	31	609

Net assets	$531,990	$4,212,019	$127,087	$775,964	$22,237,696

Investments in securities at cost	$501,761	$3,901,860	$118,673	$610,155	$15,276,661
Shares outstanding	52,208	256,049	7,993	32,756	383,781

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

BlackRock Variable Series Funds, Inc. (continued)	Columbia Funds Variable Series Trust II		Eaton Vance Variable Trust	Federated Hermes Insurance Series

BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	CTIVP® — Principal Blue Chip Growth Fund — Class 1	Columbia Variable Portfolio — Overseas Core Fund — Class 2	VT Floating-Rate Income Fund	Federated Hermes High Income Bond Fund II — Primary Shares	Federated Hermes High Income Bond Fund II — Service Shares	Federated Hermes Kaufmann Fund II — Service Shares

$896,627	$1,332,823	$505,809	$510,714	$452,029	$846,614	$935,039
—	—	—	3,065	—	—	—
—	—	—	—	—	192	—
896,627	1,332,823	505,809	513,779	452,029	846,806	935,039

3	8	3	4	12	6	5
—	37	12	4	18	—	37
3	45	15	8	30	6	42

$896,624	$1,332,778	$505,794	$513,771	$451,999	$846,800	$934,997

$664,989	$436,869	$504,301	$516,143	$466,504	$909,972	$900,516
40,118	18,602	38,670	59,316	79,583	150,109	52,708

Fidelity® Variable Insurance Products Fund (continued)

VIP Contrafund® Portfolio — Service Class 2	VIP Dynamic Capital Appreciation Portfolio — Service Class 2	VIP Equity-Income PortfolioSM — Initial Class	VIP Equity-Income PortfolioSM — Service Class 2	VIP Growth & Income Portfolio — Initial Class	VIP Growth & Income Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Initial Class

$8,024,816	$356,248	$8,958,098	$2,429,429	$2,264,657	$1,661,756	$1,846,006
—	—	—	—	—	—	—
411	—	—	—	2,947	—	—
8,025,227	356,248	8,958,098	2,429,429	2,267,604	1,661,756	1,846,006

82	6	221	22	49	12	43
—	—	253	197	—	87	49
82	6	474	219	49	99	92

$8,025,145	$356,242	$8,957,624	$2,429,210	$2,267,555	$1,661,657	$1,845,914

$6,684,494	$344,085	$7,879,011	$2,176,022	$1,817,493	$1,141,792	$1,484,471
144,591	18,642	336,897	95,272	74,130	56,465	22,241

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Mid Cap Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP Value Strategies Portfolio — Service Class 2

Assets:
Investments at fair value (note 2b)	$21,860,627	$4,698,479	$5,245,230	$2,856,130	$600,733
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	180	—
Total assets	21,860,627	4,698,479	5,245,230	2,856,310	600,733

Liabilities:
Accrued expenses payable to affiliate (note 4b)	563	58	80	68	1
Payable for units withdrawn	1,243	220	175	—	12
Total liabilities	1,806	278	255	68	13

Net assets	$21,858,821	$4,698,201	$5,244,975	$2,856,242	$600,720

Investments in securities at cost	$17,820,827	$3,789,689	$5,146,121	$2,641,391	$581,610
Shares outstanding	225,507	50,663	147,836	112,137	38,190

	Goldman Sachs Variable Insurance Trust (continued)	Janus Aspen Series

	Goldman Sachs Mid Cap Value Fund — Institutional Shares	Janus Henderson Balanced Portfolio — Institutional Shares	Janus Henderson Balanced Portfolio — Service Shares	Janus Henderson Enterprise Portfolio — Institutional Shares	Janus Henderson Enterprise Portfolio — Service Shares

Assets:
Investments at fair value (note 2b)	$4,172,896	$6,623,727	$3,085,661	$10,070,055	$1,287,402
Dividend receivable	—	—	—	—	—
Receivable for units sold	317	—	—	—	—
Total assets	4,173,213	6,623,727	3,085,661	10,070,055	1,287,402

Liabilities:
Accrued expenses payable to affiliate (note 4b)	101	170	43	223	16
Payable for units withdrawn	—	182	183	416	14
Total liabilities	101	352	226	639	30

Net assets	$4,173,112	$6,623,375	$3,085,435	$10,069,416	$1,287,372

Investments in securities at cost	$4,076,499	$4,861,457	$2,382,753	$7,944,092	$1,023,339
Shares outstanding	247,356	129,319	56,732	119,625	17,230

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

Franklin Templeton Variable Insurance Products Trust					Goldman Sachs Variable Insurance Trust

Franklin Income VIP Fund — Class 2 Shares	Franklin Mutual Shares VIP Fund — Class 2 Shares	Templeton Foreign VIP Fund — Class 1 Shares	Templeton Global Bond VIP Fund — Class 1 Shares	Templeton Growth VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares	Goldman Sachs Large Cap Value Fund — Institutional Shares

$865,073	$337,632	$461,492	$740,885	$117,831	$9,442,785	$1,035,062
—	—	—	—	—	36,579	—
—	—	—	—	—	315	—
865,073	337,632	461,492	740,885	117,831	9,479,679	1,035,062

2	2	11	23	—	207	25
2	33	—	17	20	—	3
4	35	11	40	20	207	28

$865,069	$337,597	$461,481	$740,845	$117,811	$9,479,472	$1,035,034

$872,843	$341,957	$467,982	$942,084	$112,672	$9,442,785	$1,117,610
60,242	20,600	32,776	61,433	9,442	9,442,785	120,077

Janus Aspen Series (continued)

Janus Henderson Flexible Bond Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Service Shares	Janus Henderson Global Research Portfolio — Institutional Shares	Janus Henderson Global Research Portfolio — Service Shares	Janus Henderson Global Technology and Innovation Portfolio — Service Shares	Janus Henderson Overseas Portfolio — Institutional Shares

$1,445,850	$7,759,607	$2,001,442	$6,715,682	$739,075	$1,852,997	$3,025,123
—	—	—	—	—	—	—
—	—	—	—	99	—	—
1,445,850	7,759,607	2,001,442	6,715,682	739,174	1,852,997	3,025,123

37	191	24	150	10	31	76
—	136	19	465	—	2	145
37	327	43	615	10	33	221

$1,445,813	$7,759,280	$2,001,399	$6,715,067	$739,164	$1,852,964	$3,024,902

$1,622,799	$5,934,231	$1,547,664	$4,326,437	$461,145	$1,209,947	$2,697,881
148,292	135,232	39,198	92,503	10,563	87,571	68,878

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

	Janus Aspen Series (continued)			Legg Mason Partners Variable Equity Trust

	Janus Henderson Overseas Portfolio — Service Shares	Janus Henderson Research Portfolio — Institutional Shares	Janus Henderson Research Portfolio — Service Shares	ClearBridge Variable Dividend Strategy Portfolio — Class I	ClearBridge Variable Dividend Strategy Portfolio — Class II

Assets:
Investments at fair value (note 2b)	$158,927	$9,900,113	$500,157	$955,274	$26,222
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	8	—	—
Total assets	158,927	9,900,113	500,165	955,274	26,222

Liabilities:
Accrued expenses payable to affiliate (note 4b)	1	240	8	25	—
Payable for units withdrawn	—	942	—	8	—
Total liabilities	1	1,182	8	33	—

Net assets	$158,926	$9,898,931	$500,157	$955,241	$26,222

Investments in securities at cost	$129,018	$5,830,931	$294,157	$961,981	$22,980
Shares outstanding	3,805	166,669	8,862	45,060	1,229

	MFS® Variable Insurance Trust II	PIMCO Variable Insurance Trust

	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	All Asset Portfolio — Advisor Class Shares	High Yield Portfolio — Administrative Class Shares	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares

Assets:
Investments at fair value (note 2b)	$1,220,776	$280,921	$1,094,448	$119,161	$1,253,114
Dividend receivable	—	—	5,902	405	3,298
Receivable for units sold	—	—	—	—	262
Total assets	1,220,776	280,921	1,100,350	119,566	1,256,674

Liabilities:
Accrued expenses payable to affiliate (note 4b)	11	1	10	1	12
Payable for units withdrawn	—	2	71	2	—
Total liabilities	11	3	81	3	12

Net assets	$1,220,765	$280,918	$1,100,269	$119,563	$1,256,662

Investments in securities at cost	$1,033,272	$315,303	$1,127,070	$123,859	$1,627,975
Shares outstanding	52,326	31,423	151,167	11,916	172,368

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

Legg Mason Partners Variable Equity Trust (continued)		Lincoln Variable Insurance Products Trust	MFS® Variable Insurance Trust

ClearBridge Variable Growth Portfolio — Class II	ClearBridge Variable Large Cap Value Portfolio — Class I	LVIP American Century Inflation Protection Fund — Service Class	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares

$337,514	$837,561	$199,062	$528,505	$869,440	$785,381	$1,865,058
—	—	—	—	—	—	—
—	254	—	—	—	—	187
337,514	837,815	199,062	528,505	869,440	785,381	1,865,245

1	15	1	2	10	2	19
—	—	—	—	37	20	—
1	15	1	2	47	22	19

$337,513	$837,800	$199,061	$528,503	$869,393	$785,359	$1,865,226

$507,746	$904,886	$209,185	$417,085	$1,059,701	$795,598	$1,795,186
24,422	42,952	21,722	13,590	80,878	34,690	55,807

PIMCO Variable Insurance Trust (continued)		Rydex Variable Trust	State Street Variable Insurance Series Funds, Inc.

Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	NASDAQ-100® Fund	Income V.I.S. Fund — Class 1 Shares	Premier Growth Equity V.I.S. Fund — Class 1 Shares	Real Estate Securities V.I.S. Fund — Class 1 Shares	S&P 500® Index V.I.S. Fund — Class 1 Shares

$594,196	$4,021,268	$708,233	$930,400	$4,272,838	$3,554,392	$37,933,467
1,964	14,229	—	—	—	—	—
—	2,889	—	432	203	118	—
596,160	4,038,386	708,233	930,832	4,273,041	3,554,510	37,933,467

8	52	5	18	64	65	706
25	—	15	—	—	—	3,044
33	52	20	18	64	65	3,750

$596,127	$4,038,334	$708,213	$930,814	$4,272,977	$3,554,445	$37,929,717

$622,756	$4,452,487	$358,729	$1,065,457	$3,947,403	$3,816,672	$30,618,487
61,639	444,831	8,230	97,220	36,790	336,272	694,879

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

	State Street Variable Insurance Series Funds, Inc. (continued)				The Alger Portfolios

	Small-Cap Equity V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 3 Shares	U.S. Equity V.I.S. Fund — Class 1 Shares	Alger Large Cap Growth Portfolio — Class I-2 Shares

Assets:
Investments at fair value (note 2b)	$3,266,030	$3,955,317	$434,028	$2,450,370	$5,092,530
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	326	—
Total assets	3,266,030	3,955,317	434,028	2,450,696	5,092,530

Liabilities:
Accrued expenses payable to affiliate (note 4b)	42	45	—	44	117
Payable for units withdrawn	159	346	—	—	455
Total liabilities	201	391	—	44	572

Net assets	$3,265,829	$3,954,926	$434,028	$2,450,652	$5,091,958

Investments in securities at cost	$3,474,176	$4,023,306	$428,149	$2,502,061	$3,835,789
Shares outstanding	260,241	252,575	27,698	50,659	57,098

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

The Alger Portfolios (continued)	The Prudential Series Fund

Alger Small Cap Growth Portfolio — Class I-2 Shares	PSF Natural Resources Portfolio — Class II Shares	PSF PGIM Jennison Blend Portfolio — Class II Shares	PSF PGIM Jennison Growth Portfolio — Class II Shares

$2,344,582	$793,777	$142,247	$493,912
—	—	—	—
—	—	—	—
2,344,582	793,777	142,247	493,912

55	9	2	2
89	13	—	—
144	22	2	2

$2,344,438	$793,755	$142,245	$493,910

$3,181,684	$777,383	$108,954	$198,535
131,644	18,872	1,201	2,846

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations

	AB Variable Products Series Fund, Inc.

	AB VPS International Value Portfolio — Class B	AB VPS Large Cap Growth Portfolio — Class B	AB VPS Relative Value Portfolio — Class B	AB VPS Small Cap Growth Portfolio — Class B	AB VPS Sustainable Global Thematic Portfolio — Class B

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$17,902	$—	$67,122	$—	$—
Mortality and expense risk and administrative charges (note 4)	2,612	5,740	14,583	1,555	1,418
Net investment income (expense)	15,290	(5,740)	52,539	(1,555)	(1,418)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	21,860	26,572	113,965	(7,603)	2,615
Change in unrealized appreciation (depreciation)	(3,774)	173,131	261,111	58,104	14,707
Capital gain distributions	—	53,224	188,867	—	987
Net realized and unrealized gain (loss) on investments	18,086	252,927	563,943	50,501	18,309

Increase (decrease) in net assets from operations	$33,376	$247,187	$616,482	$48,946	$16,891

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Conservative Balanced Fund — Series II shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Core Plus Bond Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares

	Period from January 1 to April 26, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$6,097	$9,652	$40,646	$—	$—
Mortality and expense risk and administrative charges (note 4)	54	4,901	10,812	52,227	572
Net investment income (expense)	6,043	4,751	29,834	(52,227)	(572)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	496	6,439	15,441	59,076	(1,297)
Change in unrealized appreciation (depreciation)	(465)	171,357	(21,013)	1,190,719	49,691
Capital gain distributions	—	115,914	—	—	—
Net realized and unrealized gain (loss) on investments	31	293,710	(5,572)	1,249,795	48,394

Increase (decrease) in net assets from operations	$6,074	$298,461	$24,262	$1,197,568	$47,822

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund — Series I shares	Invesco V.I. American Franchise Fund — Series II shares	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Capital Appreciation Fund — Series I shares	Invesco V.I. Capital Appreciation Fund — Series II shares	Invesco V.I. Comstock Fund — Series II shares	Invesco V.I. Conservative Balanced Fund — Series I shares

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Period from January 1 to April 26, 2024

$—	$—	$4,865	$—	$—	$12,051	$51,945
7,879	753	1,489	52,121	2,122	1,856	7,057
(7,879)	(753)	3,376	(52,121)	(2,122)	10,195	44,888

19,082	7,766	(2,354)	77,512	12,562	25,552	31,087
392,821	87,478	141,073	1,652,002	191,365	14,401	(32,997)
—	—	14,586	—	—	56,528	—
411,903	95,244	153,305	1,729,514	203,927	96,481	(1,910)

$404,024	$94,491	$156,681	$1,677,393	$201,805	$106,676	$42,978

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. EQV International Equity Fund — Series II shares	Invesco V.I. Equity and Income Fund — Series I shares	Invesco V.I. Equity and Income Fund — Series II shares	Invesco V.I. Global Fund — Series II shares	Invesco V.I. Global Strategic Income Fund — Series I shares	Invesco V.I. Main Street Fund® — Series II shares	Invesco V.I. Main Street Small Cap Fund® — Series II shares

Year ended December 31, 2024	Period from April 26 to December 31, 2024	Period from April 26 to December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$11,482	$25,677	$3,733	$—	$22,785	$—	$—
1,584	11,030	112	15,517	5,983	7,467	2,423
9,898	14,647	3,621	(15,517)	16,802	(7,467)	(2,423)

16,632	8,110	648	84,924	(14,991)	(9,372)	33,795
(28,247)	18,611	2,960	220,746	15,279	214,551	50,445
3,976	55,105	9,118	218,570	—	207,329	39,566
(7,639)	81,826	12,726	524,240	288	412,508	123,806

$2,259	$96,473	$16,347	$508,723	$17,090	$405,041	$121,383

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Allspring Variable Trust	BNY Mellon	BlackRock Variable Series Funds, Inc.

	Allspring VT Discovery All Cap Growth Fund — Class 2	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$—	$979	$2,579	$4,190	$12,952
Mortality and expense risk and administrative charges (note 4)	75	851	343	545	2,145
Net investment income (expense)	(75)	128	2,236	3,645	10,807

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	69	9,211	(5,572)	(216)	(3,313)
Change in unrealized appreciation (depreciation)	32,708	29,506	23,324	257	(5,577)
Capital gain distributions	11,660	1,165	—	18,063	70,053
Net realized and unrealized gain (loss) on investments	44,437	39,882	17,752	18,104	61,163

Increase (decrease) in net assets from operations	$44,362	$40,010	$19,988	$21,749	$71,970

	Federated Hermes Insurance Series (continued)	Fidelity® Variable Insurance Products Fund

	Federated Hermes Managed Volatility Fund II — Primary Shares	VIP Asset Manager Portfolio — Initial Class	VIP Asset Manager Portfolio — Service Class 2	VIP Balanced Portfolio — Service Class 2	VIP Contrafund® Portfolio — Initial Class

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$13,164	$102,660	$2,945	$12,743	$39,316
Mortality and expense risk and administrative charges (note 4)	4,667	43,771	645	1,591	211,329
Net investment income (expense)	8,497	58,889	2,300	11,152	(172,013)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	941	70,984	448	11,018	1,048,384
Change in unrealized appreciation (depreciation)	66,394	171,132	5,369	58,664	2,361,938
Capital gain distributions	—	27,983	801	23,774	2,499,242
Net realized and unrealized gain (loss) on investments	67,335	270,099	6,618	93,456	5,909,564

Increase (decrease) in net assets from operations	$75,832	$328,988	$8,918	$104,608	$5,737,551

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

BlackRock Variable Series Funds, Inc. (continued)	Columbia Funds Variable Series Trust II		Eaton Vance Variable Trust	Federated Hermes Insurance Series

BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	CTIVP® — Principal Blue Chip Growth Fund — Class 1	Columbia Variable Portfolio — Overseas Core Fund — Class 2	VT Floating-Rate Income Fund	Federated Hermes High Income Bond Fund II — Primary Shares	Federated Hermes High Income Bond Fund II — Service Shares	Federated Hermes Kaufmann Fund II — Service Shares

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$—	$—	$21,254	$39,703	$21,381	$44,303	$5,799
952	2,719	1,283	1,354	4,217	2,069	1,928
(952)	(2,719)	19,971	38,349	17,164	42,234	3,871

8,863	29,313	8,743	(2,036)	(3,235)	(9,252)	1,833
137,644	209,335	(14,036)	(338)	9,837	12,588	103,713
68,272	—	—	—	—	—	27,046
214,779	238,648	(5,293)	(2,374)	6,602	3,336	132,592

$213,827	$235,929	$14,678	$35,975	$23,766	$45,570	$136,463

Fidelity® Variable Insurance Products Fund (continued)

VIP Contrafund® Portfolio — Service Class 2	VIP Dynamic Capital Appreciation Portfolio — Service Class 2	VIP Equity-Income PortfolioSM — Initial Class	VIP Equity-Income PortfolioSM — Service Class 2	VIP Growth & Income Portfolio — Initial Class	VIP Growth & Income Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Initial Class

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$2,578	$176	$157,579	$38,584	$31,691	$20,271	$—
28,978	2,248	83,281	8,198	17,507	4,744	13,690
(26,400)	(2,072)	74,298	30,386	14,184	15,527	(13,690)

796,236	65,638	285,507	32,176	118,529	47,967	292,816
437,834	(4,124)	332,125	113,273	138,553	139,937	231,537
934,270	15,350	516,694	144,950	144,051	109,567	—
2,168,340	76,864	1,134,326	290,399	401,133	297,471	524,353

$2,141,940	$74,792	$1,208,624	$320,785	$415,317	$312,998	$510,663

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Mid Cap Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP Value Strategies Portfolio — Service Class 2

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$183	$—	$17,801	$48,178	$4,697
Mortality and expense risk and administrative charges (note 4)	195,797	19,616	28,377	25,595	577
Net investment income (expense)	(195,614)	(19,616)	(10,576)	22,583	4,120

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	963,383	117,459	213,697	117,950	36,075
Change in unrealized appreciation (depreciation)	(180,522)	(18,497)	(126,104)	(169,398)	(69,790)
Capital gain distributions	4,594,837	1,011,092	689,557	133,734	84,156
Net realized and unrealized gain (loss) on investments	5,377,698	1,110,054	777,150	82,286	50,441

Increase (decrease) in net assets from operations	$5,182,084	$1,090,438	$766,574	$104,869	$54,561

	Goldman Sachs Variable Insurance Trust (continued)	Janus Aspen Series

	Goldman Sachs Mid Cap Value Fund — Institutional Shares	Janus Henderson Balanced Portfolio — Institutional Shares	Janus Henderson Balanced Portfolio — Service Shares	Janus Henderson Enterprise Portfolio — Institutional Shares	Janus Henderson Enterprise Portfolio — Service Shares

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$42,087	$136,694	$52,362	$74,665	$8,102
Mortality and expense risk and administrative charges (note 4)	36,722	63,111	15,329	81,890	5,723
Net investment income (expense)	5,365	73,583	37,033	(7,225)	2,379

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	42,236	457,326	158,947	265,945	21,469
Change in unrealized appreciation (depreciation)	155,880	378,574	204,497	703,456	92,201
Capital gain distributions	240,625	—	—	401,234	56,848
Net realized and unrealized gain (loss) on investments	438,741	835,900	363,444	1,370,635	170,518

Increase (decrease) in net assets from operations	$444,106	$909,483	$400,477	$1,363,410	$172,897

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

Franklin Templeton Variable Insurance Products Trust					Goldman Sachs Variable Insurance Trust

Franklin Income VIP Fund — Class 2 Shares	Franklin Mutual Shares VIP Fund — Class 2 Shares	Templeton Foreign VIP Fund — Class 1 Shares	Templeton Global Bond VIP Fund — Class 1 Shares	Templeton Growth VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares	Goldman Sachs Large Cap Value Fund — Institutional Shares

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$43,988	$6,615	$13,111	$—	$1,120	$480,609	$14,443
580	623	4,493	9,311	108	78,201	9,510
43,408	5,992	8,618	(9,311)	1,012	402,408	4,933

(1,974)	3,068	29,815	(19,622)	2,635	—	21,110
13,217	18,219	(44,948)	(76,385)	2,025	—	8,351
3,604	6,879	—	—	384	—	124,711
14,847	28,166	(15,133)	(96,007)	5,044	—	154,172

$58,255	$34,158	$(6,515)	$(105,318)	$6,056	$402,408	$159,105

Janus Aspen Series (continued)

Janus Henderson Flexible Bond Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Service Shares	Janus Henderson Global Research Portfolio — Institutional Shares	Janus Henderson Global Research Portfolio — Service Shares	Janus Henderson Global Technology and Innovation Portfolio — Service Shares	Janus Henderson Overseas Portfolio — Institutional Shares

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$71,065	$7,816	$201	$49,202	$4,182	$—	$43,115
14,191	64,854	8,784	53,979	3,255	10,631	30,256
56,874	(57,038)	(8,583)	(4,777)	927	(10,631)	12,859

(72,034)	353,081	45,323	257,040	30,881	80,680	167,781
31,895	997,465	300,197	847,165	83,324	384,335	(22,025)
—	407,970	122,229	208,825	22,755	—	—
(40,139)	1,758,516	467,749	1,313,030	136,960	465,015	145,756

$16,735	$1,701,478	$459,166	$1,308,253	$137,887	$454,384	$158,615

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Janus Aspen Series (continued)			Legg Mason Partners Variable Equity Trust

	Janus Henderson Overseas Portfolio — Service Shares	Janus Henderson Research Portfolio — Institutional Shares	Janus Henderson Research Portfolio — Service Shares	ClearBridge Variable Dividend Strategy Portfolio — Class I	ClearBridge Variable Dividend Strategy Portfolio — Class II

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$2,139	$2,733	$—	$12,552	$287
Mortality and expense risk and administrative charges (note 4)	551	80,428	2,456	9,093	175
Net investment income (expense)	1,588	(77,695)	(2,456)	3,459	112

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	1,747	409,752	17,640	11,037	97
Change in unrealized appreciation (depreciation)	4,949	2,027,676	99,218	18,905	685
Capital gain distributions	—	259,915	13,437	104,739	2,705
Net realized and unrealized gain (loss) on investments	6,696	2,697,343	130,295	134,681	3,487

Increase (decrease) in net assets from operations	$8,284	$2,619,648	$127,839	$138,140	$3,599

	MFS® Variable Insurance Trust II	PIMCO Variable Insurance Trust

	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	All Asset Portfolio — Advisor Class Shares	High Yield Portfolio — Administrative Class Shares	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$1,517	$16,814	$71,844	$4,353	$34,925
Mortality and expense risk and administrative charges (note 4)	3,798	417	3,586	518	4,286
Net investment income (expense)	(2,281)	16,397	68,258	3,835	30,639

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	3,772	(6,359)	(12,769)	(1,104)	(109,817)
Change in unrealized appreciation (depreciation)	58,708	(371)	24,676	3,151	(6,173)
Capital gain distributions	105,530	—	—	—	—
Net realized and unrealized gain (loss) on investments	168,010	(6,730)	11,907	2,047	(115,990)

Increase (decrease) in net assets from operations	$165,729	$9,667	$80,165	$5,882	$(85,351)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

Legg Mason Partners Variable Equity Trust (continued)		Lincoln Variable Insurance Products Trust	MFS® Variable Insurance Trust

ClearBridge Variable Growth Portfolio — Class II	ClearBridge Variable Large Cap Value Portfolio — Class I	LVIP American Century Inflation Protection Fund — Service Class	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$378	$11,196	$7,466	$2,339	$—	$17,840	$38,561
432	6,108	238	577	3,655	654	7,090
(54)	5,088	7,228	1,762	(3,655)	17,186	31,471

(13,783)	7,061	(2,306)	2,409	(59,041)	4,618	(19,925)
(41,507)	(78,134)	(2,205)	44,515	114,820	(5,717)	122,808
93,421	132,752	—	36,500	—	38,266	53,689
38,131	61,679	(4,511)	83,424	55,779	37,167	156,572

$38,077	$66,767	$2,717	$85,186	$52,124	$54,353	$188,043

PIMCO Variable Insurance Trust (continued)		Rydex Variable Trust	State Street Variable Insurance Series Funds, Inc.

Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	NASDAQ-100® Fund	Income V.I.S. Fund — Class 1 Shares	Premier Growth Equity V.I.S. Fund — Class 1 Shares	Real Estate Securities V.I.S. Fund — Class 1 Shares	S&P 500® Index V.I.S. Fund — Class 1 Shares

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$24,511	$171,176	$1,309	$30,765	$—	$60,965	$411,972
2,766	20,520	1,813	7,057	21,989	23,585	246,467
21,745	150,656	(504)	23,708	(21,989)	37,380	165,505

(8,287)	(125,301)	11,170	(22,235)	127,874	(82,366)	1,795,199
11,243	63,673	109,764	(15,527)	71,204	364,403	2,612,884
—	—	12,112	—	854,867	—	3,146,022
2,956	(61,628)	133,046	(37,762)	1,053,945	282,037	7,554,105

$24,701	$89,028	$132,542	$(14,054)	$1,031,956	$319,417	$7,719,610

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

	State Street Variable Insurance Series Funds, Inc. (continued)				The Alger Portfolios

	Small-Cap Equity V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 3 Shares	U.S. Equity V.I.S. Fund — Class 1 Shares	Alger Large Cap Growth Portfolio — Class I-2 Shares

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$3,567	$183,135	$18,582	$9,621	$—
Mortality and expense risk and administrative charges (note 4)	15,529	16,554	58	15,506	37,078
Net investment income (expense)	(11,962)	166,581	18,524	(5,885)	(37,078)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(17,145)	(177)	25,457	122,935	59,611
Change in unrealized appreciation (depreciation)	74,528	271,499	(422)	(111,462)	1,522,958
Capital gain distributions	260,226	819	90	482,303	—
Net realized and unrealized gain (loss) on investments	317,609	272,141	25,125	493,776	1,582,569

Increase (decrease) in net assets from operations	$305,647	$438,722	$43,649	$487,891	$1,545,491

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

The Alger Portfolios (continued)	The Prudential Series Fund

Alger Small Cap Growth Portfolio — Class I-2 Shares	PSF Natural Resources Portfolio — Class II Shares	PSF PGIM Jennison Blend Portfolio — Class II Shares	PSF PGIM Jennison Growth Portfolio — Class II Shares

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$8,940	$—	$—	$—
20,443	3,621	525	742
(11,503)	(3,621)	(525)	(742)

(177,367)	93,355	1,805	7,163
353,175	(61,329)	28,136	110,816
—	—	—	—
175,808	32,026	29,941	117,979

$164,305	$28,405	$29,416	$117,237

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets

	AB Variable Products Series Fund, Inc.

	AB VPS International Value Portfolio — Class B		AB VPS Large Cap Growth Portfolio — Class B		AB VPS Relative Value Portfolio — Class B

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$15,290	$2,328	$(5,740)	$(4,340)	$52,539	$47,750
Net realized gain (loss) on investments	21,860	11,171	26,572	5,418	113,965	11,429
Change in unrealized appreciation (depreciation) on investments	(3,774)	96,400	173,131	194,728	261,111	77,810
Capital gain distributions	—	—	53,224	65,869	188,867	385,606
Increase (decrease) in net assets from operations	33,376	109,899	247,187	261,675	616,482	522,595

From capital transactions (note 4):
Net premiums	15,921	16,451	11,867	12,304	47,540	52,054
Loan interest	79	(70)	(518)	(410)	(758)	(805)
Transfers for contract benefits and terminations	(19,159)	(11,760)	(6,991)	(7,546)	(339,686)	(388,175)
Loans	(6,780)	505	(84)	223	(3,263)	(17,422)
Cost of insurance and administrative expenses	(22,076)	(24,352)	(25,304)	(24,557)	(114,484)	(113,521)
Transfers between subaccounts (including fixed account), net	9,180	(136,276)	17,878	(1,005)	(14,776)	(9,725)
Increase (decrease) in net assets from capital transactions	(22,835)	(155,502)	(3,152)	(20,991)	(425,427)	(477,594)
Increase (decrease) in net assets	10,541	(45,603)	244,035	240,684	191,055	45,001
Net assets at beginning of year	739,018	784,621	1,016,540	775,856	5,094,463	5,049,462
Net assets at end of year	$749,559	$739,018	$1,260,575	$1,016,540	$5,285,518	$5,094,463

Change in units (note 5):
Units purchased	17,523	14,273	2,275	1,510	13,498	13,433
Units redeemed	(18,925)	(25,842)	(2,326)	(2,104)	(22,303)	(25,029)
Net increase (decrease) in units from capital transactions with policy owners	(1,402)	(11,569)	(51)	(594)	(8,805)	(11,596)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AB Variable Products Series Fund, Inc. (continued)				AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB VPS Small Cap Growth Portfolio — Class B		AB VPS Sustainable Global Thematic Portfolio — Class B		Invesco V.I. American Franchise Fund — Series I shares		Invesco V.I. American Franchise Fund — Series II shares		Invesco V.I. American Value Fund — Series II shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(1,555)	$(1,420)	$(1,418)	$(1,128)	$(7,879)	$(5,635)	$(753)	$(468)	$3,376	$703
(7,603)	(41,225)	2,615	778	19,082	(20,401)	7,766	(1,269)	(2,354)	(23,686)
58,104	85,591	14,707	23,076	392,821	338,465	87,478	81,073	141,073	(8,473)
—	—	987	18,216	—	24,018	—	6,491	14,586	103,368
48,946	42,946	16,891	40,942	404,024	336,447	94,491	85,827	156,681	71,912

3,345	3,796	5,101	5,101	22,015	22,599	1,742	2,432	5,176	4,385
74	82	—	—	(134)	(116)	(192)	(190)	(618)	(670)
(6,245)	(6,245)	(5,844)	—	(25,024)	(84,887)	(33,821)	(33,484)	—	(60,741)
(292)	36	—	—	99	(4,502)	631	742	279	68
(6,959)	(7,382)	(4,728)	(4,740)	(41,958)	(35,105)	(6,997)	(7,653)	(11,505)	(10,487)
(231)	(18,899)	(218)	2	(6,951)	79,124	(2,367)	31,988	(4,359)	(1,974)
(10,308)	(28,612)	(5,689)	363	(51,953)	(22,887)	(41,004)	(6,165)	(11,027)	(69,419)
38,638	14,334	11,202	41,305	352,071	313,560	53,487	79,662	145,654	2,493
281,465	267,131	310,109	268,804	1,216,937	903,377	298,194	218,532	531,091	528,598
$320,103	$281,465	$321,311	$310,109	$1,569,008	$1,216,937	$351,681	$298,194	$676,745	$531,091

93	671	122	150	806	2,916	59	803	3,803	8,985
(344)	(1,487)	(234)	(133)	(2,014)	(4,181)	(704)	(887)	(4,614)	(15,482)
(251)	(816)	(112)	17	(1,208)	(1,265)	(645)	(84)	(811)	(6,497)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Capital Appreciation Fund — Series I shares		Invesco V.I. Capital Appreciation Fund — Series II shares		Invesco V.I. Comstock Fund — Series II shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(52,121)	$(39,779)	$(2,122)	$(1,619)	$10,195	$9,405
Net realized gain (loss) on investments	77,512	(122,300)	12,562	(12,984)	25,552	83,592
Change in unrealized appreciation (depreciation) on investments	1,652,002	1,531,057	191,365	177,894	14,401	(90,772)
Capital gain distributions	—	—	—	—	56,528	84,755
Increase (decrease) in net assets from operations	1,677,393	1,368,978	201,805	163,291	106,676	86,980

From capital transactions (note 4):
Net premiums	107,348	105,580	8,482	7,600	7,307	7,437
Loan interest	(3,026)	(383)	(237)	(156)	(85)	(204)
Transfers for contract benefits and terminations	(93,573)	(328,556)	(399)	(16,544)	(73,728)	(98,299)
Loans	1,282	25,730	541	646	203	—
Cost of insurance and administrative expenses	(200,920)	(194,038)	(13,824)	(12,851)	(17,942)	(22,856)
Transfers between subaccounts (including fixed account), net	(15,846)	(37,634)	(25,661)	(1,870)	(8,965)	(328,840)
Increase (decrease) in net assets from capital transactions	(204,735)	(429,301)	(31,098)	(23,175)	(93,210)	(442,762)
Increase (decrease) in net assets	1,472,658	939,677	170,707	140,116	13,466	(355,782)
Net assets at beginning of year	5,144,428	4,204,751	616,824	476,708	791,195	1,146,977
Net assets at end of year	$6,617,086	$5,144,428	$787,531	$616,824	$804,661	$791,195

Change in units (note 5):
Units purchased	700	1,145	879	1,600	894	1,109
Units redeemed	(1,410)	(3,393)	(1,360)	(2,006)	(2,724)	(11,937)
Net increase (decrease) in units from capital transactions with policy owners	(710)	(2,248)	(481)	(406)	(1,830)	(10,828)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Conservative Balanced Fund — Series I shares		Invesco V.I. Conservative Balanced Fund — Series II shares		Invesco V.I. Core Equity Fund — Series I shares		Invesco V.I. Core Plus Bond Fund — Series I shares		Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares

Period from January 1 to April 26, 2024	Year ended December 31, 2023	Period from January 1 to April 26, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$44,888	$16,537	$6,043	$3,896	$4,751	$4,242	$29,834	$22,107	$(52,227)	$(45,318)
31,087	(8,988)	496	(1,342)	6,439	(5,616)	15,441	(14,687)	59,076	(162,565)
(32,997)	173,360	(465)	25,405	171,357	201,597	(21,013)	55,784	1,190,719	799,551
—	—	—	—	115,914	26,768	—	—	—	—
42,978	180,909	6,074	27,959	298,461	226,991	24,262	63,204	1,197,568	591,668

10,623	30,940	2,163	11,117	15,683	17,833	51,068	35,873	101,767	107,757
(2,248)	1,700	—	—	162	90	2,371	1,287	(3,063)	(2,360)
(12,073)	(111,046)	—	—	(18,853)	(3,274)	(23,348)	(37,714)	(330,429)	(355,587)
—	(5,464)	—	—	(4,552)	(16,769)	415	(522)	4,882	(25,282)
(16,675)	(52,944)	(3,918)	(11,519)	(26,152)	(24,190)	(58,047)	(59,782)	(188,020)	(195,079)
(1,959,453)	498,994	(252,362)	(11,280)	(17,131)	380	(190,765)	105,608	(27,185)	2,237
(1,979,826)	362,180	(254,117)	(11,682)	(50,843)	(25,930)	(218,306)	44,750	(442,048)	(468,314)
(1,936,848)	543,089	(248,043)	16,277	247,618	201,061	(194,044)	107,954	755,520	123,354
1,936,848	1,393,759	248,043	231,766	1,205,850	1,004,789	1,299,606	1,191,652	5,311,268	5,187,914
$—	$1,936,848	$—	$248,043	$1,453,468	$1,205,850	$1,105,562	$1,299,606	$6,066,788	$5,311,268

659	10,725	112	654	748	725	58,792	50,104	4,015	1,394
(30,742)	(3,959)	(12,148)	(1,320)	(2,121)	(1,618)	(80,771)	(45,449)	(6,162)	(4,376)
(30,083)	6,766	(12,036)	(666)	(1,373)	(893)	(21,979)	4,655	(2,147)	(2,982)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares		Invesco V.I. EQV International Equity Fund — Series II shares		Invesco V.I. Equity and Income Fund — Series I shares	Invesco V.I. Equity and Income Fund — Series II shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Period from April 26 to December 31, 2024	Period from April 26 to December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(572)	$(521)	$9,898	$(1,408)	$14,647	$3,621
Net realized gain (loss) on investments	(1,297)	(5,068)	16,632	(8,326)	8,110	648
Change in unrealized appreciation (depreciation) on investments	49,691	28,629	(28,247)	125,699	18,611	2,960
Capital gain distributions	—	—	3,976	561	55,105	9,118
Increase (decrease) in net assets from operations	47,822	23,040	2,259	116,526	96,473	16,347

From capital transactions (note 4):
Net premiums	4,296	4,056	8,071	8,113	19,689	8,279
Loan interest	13	(1)	(101)	(130)	1,068	—
Transfers for contract benefits and terminations	(3,169)	(6,458)	(2,889)	(2,174)	(28,757)	(28,170)
Loans	567	277	(29,766)	775	—	—
Cost of insurance and administrative expenses	(5,918)	(6,180)	(12,422)	(13,091)	(34,021)	(8,043)
Transfers between subaccounts (including fixed account), net	(47)	37	(42,511)	41,597	1,400,608	252,361
Increase (decrease) in net assets from capital transactions	(4,258)	(8,269)	(79,618)	35,090	1,358,587	224,427
Increase (decrease) in net assets	43,564	14,771	(77,359)	151,616	1,455,060	240,774
Net assets at beginning of year	205,392	190,621	792,106	640,490	—	—
Net assets at end of year	$248,956	$205,392	$714,747	$792,106	$1,455,060	$240,774

Change in units (note 5):
Units purchased	86	96	6,184	4,782	215,033	26,030
Units redeemed	(160)	(270)	(8,667)	(3,547)	(78,574)	(3,557)
Net increase (decrease) in units from capital transactions with policy owners	(74)	(174)	(2,483)	1,235	136,459	22,473

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)								Allspring Variable Trust

Invesco V.I. Global Fund — Series II shares		Invesco V.I. Global Strategic Income Fund — Series I shares		Invesco V.I. Main Street Fund® — Series II shares		Invesco V.I. Main Street Small Cap Fund® — Series II shares		Allspring VT Discovery All Cap Growth Fund — Class 2

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(15,517)	$(12,638)	$16,802	$(6,237)	$(7,467)	$2,174	$(2,423)	$6,053	$(75)	$(47)
84,924	(169,345)	(14,991)	(19,990)	(9,372)	(41,124)	33,795	(15,115)	69	(14,336)
220,746	700,556	15,279	85,413	214,551	253,268	50,445	165,602	32,708	48,838
218,570	370,206	—	—	207,329	117,359	39,566	—	11,660	19,752
508,723	888,779	17,090	59,186	405,041	331,677	121,383	156,540	44,362	54,207

46,294	49,527	49,687	57,486	25,779	29,936	8,059	8,234	373	26
(754)	(544)	1,032	527	(305)	(308)	(64)	(100)	—	—
(191,904)	(95,050)	(21,730)	(18,758)	(44,110)	(37,218)	(7,641)	(95,818)	(525)	(1,340)
2,744	(186)	4,042	8,342	1,178	(5,890)	(7,066)	—	—	—
(68,780)	(66,649)	(48,808)	(62,879)	(42,533)	(41,120)	(20,627)	(22,981)	(3,230)	(2,466)
(45,206)	(33,053)	(50,587)	(1,326)	(4,515)	(26,214)	(1,168)	(203,630)	17,629	(21,592)
(257,606)	(145,955)	(66,364)	(16,608)	(64,506)	(80,814)	(28,507)	(314,295)	14,247	(25,372)
251,117	742,824	(49,274)	42,578	340,535	250,863	92,876	(157,755)	58,609	28,835
3,446,332	2,703,508	793,541	750,963	1,790,461	1,539,598	999,644	1,157,399	214,129	185,294
$3,697,449	$3,446,332	$744,267	$793,541	$2,130,996	$1,790,461	$1,092,520	$999,644	$272,738	$214,129

36,805	32,096	5,924	8,647	1,038	1,342	3,035	3,983	298	520
(41,938)	(36,205)	(12,255)	(10,300)	(2,548)	(3,929)	(3,377)	(9,034)	(61)	(1,122)
(5,133)	(4,109)	(6,331)	(1,653)	(1,510)	(2,587)	(342)	(5,051)	237	(602)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	BNY Mellon		BlackRock Variable Series Funds, Inc.

	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares		BlackRock Advantage SMID Cap V.I. Fund — Class III Shares		BlackRock Basic Value V.I. Fund — Class III Shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$128	$369	$2,236	$2,877	$3,645	$2,756
Net realized gain (loss) on investments	9,211	977	(5,572)	(3,282)	(216)	(1,354)
Change in unrealized appreciation (depreciation) on investments	29,506	13,964	23,324	28,330	257	21,054
Capital gain distributions	1,165	17,806	—	—	18,063	8,578
Increase (decrease) in net assets from operations	40,010	33,116	19,988	27,925	21,749	31,034

From capital transactions (note 4):
Net premiums	4,106	4,457	3,278	3,799	684	684
Loan interest	(26)	(16)	(22)	(77)	(123)	(148)
Transfers for contract benefits and terminations	(22,458)	—	(2,289)	—	—	—
Loans	(2,154)	7,273	359	465	541	646
Cost of insurance and administrative expenses	(6,485)	(6,527)	(4,505)	(4,365)	(6,662)	(6,326)
Transfers between subaccounts (including fixed account), net	(75)	(33)	(13,939)	16	(174)	130
Increase (decrease) in net assets from capital transactions	(27,092)	5,154	(17,118)	(162)	(5,734)	(5,014)
Increase (decrease) in net assets	12,918	38,270	2,870	27,763	16,015	26,020
Net assets at beginning of year	178,433	140,163	179,595	151,832	223,322	197,302
Net assets at end of year	$191,351	$178,433	$182,465	$179,595	$239,337	$223,322

Change in units (note 5):
Units purchased	476	668	100	148	105	118
Units redeemed	(1,361)	(455)	(476)	(149)	(251)	(268)
Net increase (decrease) in units from capital transactions with policy owners	(885)	213	(376)	(1)	(146)	(150)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

BlackRock Variable Series Funds, Inc. (continued)				Columbia Funds Variable Series Trust II				Eaton Vance Variable Trust

BlackRock Global Allocation V.I. Fund — Class III Shares		BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares		CTIVP® — Principal Blue Chip Growth Fund — Class 1		Columbia Variable Portfolio — Overseas Core Fund — Class 2		VT Floating — Rate Income Fund

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$10,807	$18,649	$(952)	$(678)	$(2,719)	$(2,068)	$19,971	$7,408	$38,349	$42,971
(3,313)	(13,015)	8,863	(1,005)	29,313	10,606	8,743	(14,165)	(2,036)	(14,420)
(5,577)	87,998	137,644	236,709	209,335	308,955	(14,036)	77,297	(338)	28,289
70,053	—	68,272	11,113	—	—	—	—	—	—
71,970	93,632	213,827	246,139	235,929	317,493	14,678	70,540	35,975	56,840

12,629	12,367	3,635	4,941	9,619	12,258	5,809	8,081	3,141	5,222
(1)	—	—	—	(365)	(462)	(64)	96	—	—
(17,701)	(25,287)	(32,514)	(4,267)	(27,338)	—	(15,262)	(15,475)	(43,061)	(24,763)
(2,732)	—	—	201	359	(2,156)	—	(23,419)	—	201
(18,039)	(18,142)	(13,158)	(11,306)	(15,503)	(13,951)	(10,193)	(17,942)	(7,189)	(9,563)
(3,969)	1,093	13,466	(139)	4,478	84	(8,200)	(3,742)	7,280	10,246
(29,813)	(29,969)	(28,571)	(10,570)	(28,750)	(4,227)	(27,910)	(52,401)	(39,829)	(18,657)
42,157	63,663	185,256	235,569	207,179	313,266	(13,232)	18,139	(3,854)	38,183
848,150	784,487	711,368	475,799	1,125,599	812,333	519,026	500,887	517,625	479,442
$890,307	$848,150	$896,624	$711,368	$1,332,778	$1,125,599	$505,794	$519,026	$513,771	$517,625

3,352	3,710	294	136	513	616	13,816	17,201	10,461	25,707
(4,305)	(4,744)	(702)	(350)	(1,455)	(810)	(15,686)	(21,036)	(12,309)	(26,271)
(953)	(1,034)	(408)	(214)	(942)	(194)	(1,870)	(3,835)	(1,848)	(564)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Federated Hermes Insurance Series

	Federated Hermes High Income Bond Fund II — Primary Shares		Federated Hermes High Income Bond Fund II — Service Shares		Federated Hermes Kaufmann Fund II — Service Shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$17,164	$19,113	$42,234	$42,663	$3,871	$(1,782)
Net realized gain (loss) on investments	(3,235)	(20,916)	(9,252)	(13,936)	1,833	(23,112)
Change in unrealized appreciation (depreciation) on investments	9,837	42,622	12,588	64,727	103,713	140,095
Capital gain distributions	—	—	—	—	27,046	—
Increase (decrease) in net assets from operations	23,766	40,819	45,570	93,454	136,463	115,201

From capital transactions (note 4):
Net premiums	10,495	9,368	11,950	13,484	6,561	7,282
Loan interest	(1,096)	(1,609)	63	60	31	48
Transfers for contract benefits and terminations	(22,475)	(47,394)	(46,765)	(7,123)	(68,612)	(39,576)
Loans	(152)	(633)	335	299	3,562	—
Cost of insurance and administrative expenses	(33,371)	(19,488)	(20,731)	(21,587)	(18,402)	(19,506)
Transfers between subaccounts (including fixed account), net	114,528	5,561	3,665	1,183	(21,974)	(16,585)
Increase (decrease) in net assets from capital transactions	67,929	(54,195)	(51,483)	(13,684)	(98,834)	(68,337)
Increase (decrease) in net assets	91,695	(13,376)	(5,913)	79,770	37,629	46,864
Net assets at beginning of year	360,304	373,680	852,713	772,943	897,368	850,504
Net assets at end of year	$451,999	$360,304	$846,800	$852,713	$934,997	$897,368

Change in units (note 5):
Units purchased	4,379	1,861	4,036	8,225	669	3,576
Units redeemed	(2,750)	(3,018)	(5,470)	(8,662)	(2,203)	(4,808)
Net increase (decrease) in units from capital transactions with policy owners	1,629	(1,157)	(1,434)	(437)	(1,534)	(1,232)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Federated Hermes Insurance Series (continued)		Fidelity® Variable Insurance Products Fund

Federated Hermes Managed Volatility Fund II — Primary Shares		VIP Asset Manager Portfolio — Initial Class		VIP Asset Manager Portfolio — Service Class 2		VIP Balanced Portfolio — Service Class 2		VIP Contrafund® Portfolio — Initial Class

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$8,497	$4,717	$58,889	$57,751	$2,300	$1,860	$11,152	$8,481	$(172,013)	$(84,047)
941	(15,916)	70,984	(890)	448	(106)	11,018	3,785	1,048,384	508,375
66,394	51,360	171,132	381,877	5,369	9,321	58,664	84,406	2,361,938	3,599,618
—	—	27,983	46,686	801	1,156	23,774	22,914	2,499,242	584,656
75,832	40,161	328,988	485,424	8,918	12,231	104,608	119,586	5,737,551	4,608,602

21,486	23,921	86,042	84,468	8,269	7,993	6,212	6,367	271,231	260,618
(3,224)	(4,060)	1,316	542	19	10	(22)	(97)	(3,949)	11,705
(38,648)	(15,020)	(426,117)	(174,900)	—	—	(4,878)	—	(1,144,915)	(908,582)
(197)	1,456	3,450	2,800	—	—	359	(677)	(20,959)	(55,008)
(29,710)	(32,640)	(182,965)	(179,429)	(5,098)	(4,780)	(14,918)	(14,236)	(631,625)	(605,221)
(57,582)	54,207	(18,465)	(2,056)	1	(3)	(659)	(102)	(6,169)	(284,503)
(107,875)	27,864	(536,739)	(268,575)	3,191	3,220	(13,906)	(8,745)	(1,536,386)	(1,580,991)
(32,043)	68,025	(207,751)	216,849	12,109	15,451	90,702	110,841	4,201,165	3,027,611
564,033	496,008	4,419,770	4,202,921	114,978	99,527	685,262	574,421	18,036,531	15,008,920
$531,990	$564,033	$4,212,019	$4,419,770	$127,087	$114,978	$775,964	$685,262	$22,237,696	$18,036,531

1,154	3,172	2,174	2,287	330	346	993	1,080	4,633	6,246
(3,791)	(2,502)	(9,270)	(6,077)	(205)	(207)	(1,354)	(1,348)	(11,722)	(16,272)
(2,637)	670	(7,096)	(3,790)	125	139	(361)	(268)	(7,089)	(10,026)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Contrafund® Portfolio — Service Class 2		VIP Dynamic Capital Appreciation Portfolio — Service Class 2		VIP Equity-Income PortfolioSM — Initial Class

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(26,400)	$(7,761)	$(2,072)	$(1,492)	$74,298	$80,970
Net realized gain (loss) on investments	796,236	151,524	65,638	37,013	285,507	137,238
Change in unrealized appreciation (depreciation) on investments	437,834	1,399,312	(4,124)	21,062	332,125	343,345
Capital gain distributions	934,270	232,821	15,350	14,467	516,694	247,083
Increase (decrease) in net assets from operations	2,141,940	1,775,896	74,792	71,050	1,208,624	808,636

From capital transactions (note 4):
Net premiums	66,081	73,825	1,228	934	138,363	157,721
Loan interest	(1,601)	(1,447)	(80)	(71)	(18,030)	(12,145)
Transfers for contract benefits and terminations	(730,473)	(350,401)	—	—	(575,003)	(1,433,618)
Loans	(8,001)	2,475	328	—	(33,491)	14,993
Cost of insurance and administrative expenses	(153,351)	(152,688)	(3,690)	(3,273)	(343,434)	(374,829)
Transfers between subaccounts (including fixed account), net	(104,943)	(415,969)	(28,418)	(15,305)	(313,950)	2,984
Increase (decrease) in net assets from capital transactions	(932,288)	(844,205)	(30,632)	(17,715)	(1,145,545)	(1,644,894)
Increase (decrease) in net assets	1,209,652	931,691	44,160	53,335	63,079	(836,258)
Net assets at beginning of year	6,815,493	5,883,802	312,082	258,747	8,894,545	9,730,803
Net assets at end of year	$8,025,145	$6,815,493	$356,242	$312,082	$8,957,624	$8,894,545

Change in units (note 5):
Units purchased	28,469	31,504	5,855	6,639	3,236	3,641
Units redeemed	(41,093)	(48,567)	(6,223)	(6,909)	(10,123)	(16,058)
Net increase (decrease) in units from capital transactions with policy owners	(12,624)	(17,063)	(368)	(270)	(6,887)	(12,417)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)

VIP Equity-Income PortfolioSM — Service Class 2		VIP Growth & Income Portfolio — Initial Class		VIP Growth & Income Portfolio — Service Class 2		VIP Growth Opportunities Portfolio — Initial Class		VIP Growth Portfolio — Initial Class

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$30,386	$30,894	$14,184	$16,375	$15,527	$16,244	$(13,690)	$(9,620)	$(195,614)	$(128,383)
32,176	6,841	118,529	52,321	47,967	28,394	292,816	10,733	963,383	302,717
113,273	104,340	138,553	165,329	139,937	130,171	231,537	443,004	(180,522)	3,918,475
144,950	65,342	144,051	70,000	109,567	53,274	—	—	4,594,837	759,495
320,785	207,417	415,317	304,025	312,998	228,083	510,663	444,117	5,182,084	4,852,304

39,170	42,401	46,647	43,047	21,367	22,963	27,544	19,219	203,648	209,695
(100)	(231)	(8,926)	(936)	(176)	(70)	29	(544)	(24,332)	(18,754)
(115,810)	(53,289)	(76,068)	(20,988)	(82,803)	(62,453)	(15,810)	(149,946)	(819,598)	(874,456)
(19)	1,307	3,706	2,470	(156)	(11,327)	(6,615)	5,871	(82,357)	(66,507)
(72,290)	(71,684)	(92,897)	(88,543)	(34,120)	(33,986)	(67,678)	(49,842)	(496,840)	(498,241)
(18,532)	3,316	(868)	2,200	(9,364)	(1,000)	70,052	(30,172)	(231,732)	(9,762)
(167,581)	(78,180)	(128,406)	(62,750)	(105,252)	(85,873)	7,522	(205,414)	(1,451,211)	(1,258,025)
153,204	129,237	286,911	241,275	207,746	142,210	518,185	238,703	3,730,873	3,594,279
2,276,006	2,146,769	1,980,644	1,739,369	1,453,911	1,311,701	1,327,729	1,089,026	18,127,948	14,533,669
$2,429,210	$2,276,006	$2,267,555	$1,980,644	$1,661,657	$1,453,911	$1,845,914	$1,327,729	$21,858,821	$18,127,948

1,676	2,323	4,380	4,483	529	710	14,112	14,767	4,283	4,325
(5,518)	(4,572)	(6,060)	(5,492)	(2,823)	(2,864)	(13,835)	(17,632)	(7,931)	(8,914)
(3,842)	(2,249)	(1,680)	(1,009)	(2,294)	(2,154)	277	(2,865)	(3,648)	(4,589)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth Portfolio — Service Class 2		VIP Mid Cap Portfolio — Service Class 2		VIP Overseas Portfolio — Initial Class

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(19,616)	$(14,456)	$(10,576)	$(7,565)	$22,583	$3,307
Net realized gain (loss) on investments	117,459	41,088	213,697	4,748	117,950	67,290
Change in unrealized appreciation (depreciation) on investments	(18,497)	816,368	(126,104)	495,024	(169,398)	397,248
Capital gain distributions	1,011,092	163,669	689,557	133,762	133,734	6,936
Increase (decrease) in net assets from operations	1,090,438	1,006,669	766,574	625,969	104,869	474,781

From capital transactions (note 4):
Net premiums	35,529	39,409	83,325	85,591	106,399	88,142
Loan interest	(1,989)	(1,156)	742	856	4,058	1,428
Transfers for contract benefits and terminations	(96,468)	(89,253)	(304,080)	(287,563)	(69,923)	(308,634)
Loans	2,184	(7,792)	3,889	(6,275)	(18,479)	7,186
Cost of insurance and administrative expenses	(93,373)	(88,500)	(150,262)	(163,884)	(137,444)	(141,966)
Transfers between subaccounts (including fixed account), net	(30,109)	(20,383)	(188)	(210,112)	126,004	24,011
Increase (decrease) in net assets from capital transactions	(184,226)	(167,675)	(366,574)	(581,387)	10,615	(329,833)
Increase (decrease) in net assets	906,212	838,994	400,000	44,582	115,484	144,948
Net assets at beginning of year	3,791,989	2,952,995	4,844,975	4,800,393	2,740,758	2,595,810
Net assets at end of year	$4,698,201	$3,791,989	$5,244,975	$4,844,975	$2,856,242	$2,740,758

Change in units (note 5):
Units purchased	2,925	2,433	21,185	22,608	12,599	10,786
Units redeemed	(6,243)	(6,723)	(25,927)	(32,320)	(13,060)	(16,747)
Net increase (decrease) in units from capital transactions with policy owners	(3,318)	(4,290)	(4,742)	(9,712)	(461)	(5,961)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)		Franklin Templeton Variable Insurance Products Trust

VIP Value Strategies Portfolio — Service Class 2		Franklin Income VIP Fund — Class 2 Shares		Franklin Mutual Shares VIP Fund — Class 2 Shares		Templeton Foreign VIP Fund — Class 1 Shares		Templeton Global Bond VIP Fund — Class 1 Shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$4,120	$4,875	$43,408	$40,629	$5,992	$5,531	$8,618	$13,704	$(9,311)	$(10,032)
36,075	(988)	(1,974)	(10,699)	3,068	(11,719)	29,815	15,704	(19,622)	(29,510)
(69,790)	82,065	13,217	(11,814)	18,219	20,247	(44,948)	67,187	(76,385)	55,622
84,156	22,676	3,604	49,917	6,879	27,951	—	—	—	—
54,561	108,628	58,255	68,033	34,158	42,010	(6,515)	96,595	(105,318)	16,080

3,374	9,736	6,786	8,568	2,528	3,139	9,216	12,120	34,442	30,062
(143)	(157)	18	7	10	5	(329)	(512)	(116)	(290)
(72,309)	—	(10,924)	(92,632)	(33,954)	(31,345)	(31,966)	(43,250)	(42,503)	(61,793)
(15,165)	301	(4,002)	(357)	—	(374)	—	—	683	6,594
(5,026)	(6,821)	(19,397)	(18,937)	(4,825)	(5,780)	(22,819)	(28,343)	(39,264)	(43,178)
(12,008)	(12,428)	3,161	(2,807)	(3,486)	(1,347)	(10,785)	(48,370)	2,459	2,008
(101,277)	(9,369)	(24,358)	(106,158)	(39,727)	(35,702)	(56,683)	(108,355)	(44,299)	(66,597)
(46,716)	99,259	33,897	(38,125)	(5,569)	6,308	(63,198)	(11,760)	(149,617)	(50,517)
647,436	548,177	831,172	869,297	343,166	336,858	524,679	536,439	890,462	940,979
$600,720	$647,436	$865,069	$831,172	$337,597	$343,166	$461,481	$524,679	$740,845	$890,462

12,960	6,600	7,975	8,016	9,919	4,243	20,147	20,609	4,891	4,731
(14,930)	(6,954)	(8,791)	(11,803)	(11,517)	(5,796)	(23,188)	(26,930)	(7,601)	(9,002)
(1,970)	(354)	(816)	(3,787)	(1,598)	(1,553)	(3,041)	(6,321)	(2,710)	(4,271)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Franklin Templeton Variable Insurance Products Trust (continued)		Goldman Sachs Variable Insurance Trust

	Templeton Growth VIP Fund — Class 2 Shares		Goldman Sachs Government Money Market Fund — Service Shares		Goldman Sachs Large Cap Value Fund — Institutional Shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$1,012	$3,703	$402,408	$360,145	$4,933	$8,393
Net realized gain (loss) on investments	2,635	(3,845)	—	—	21,110	(32,714)
Change in unrealized appreciation (depreciation) on investments	2,025	22,221	—	—	8,351	47,930
Capital gain distributions	384	—	—	—	124,711	83,401
Increase (decrease) in net assets from operations	6,056	22,079	402,408	360,145	159,105	107,010

From capital transactions (note 4):
Net premiums	840	912	539,943	633,559	11,448	13,441
Loan interest	7	6	351	80	(255)	(201)
Transfers for contract benefits and terminations	(1,201)	(23,109)	(1,134,800)	(246,918)	(29,200)	(16,693)
Loans	17	17	(1,010,438)	(12,940)	—	1,373
Cost of insurance and administrative expenses	(2,902)	(2,771)	(625,798)	(730,696)	(23,425)	(26,062)
Transfers between subaccounts (including fixed account), net	(4)	(2,439)	1,921,293	1,075,535	(68,459)	7,732
Increase (decrease) in net assets from capital transactions	(3,243)	(27,384)	(309,449)	718,620	(109,891)	(20,410)
Increase (decrease) in net assets	2,813	(5,305)	92,959	1,078,765	49,214	86,600
Net assets at beginning of year	114,998	120,303	9,386,513	8,307,748	985,820	899,220
Net assets at end of year	$117,811	$114,998	$9,479,472	$9,386,513	$1,035,034	$985,820

Change in units (note 5):
Units purchased	1,537	1,600	861,898	866,934	13,104	15,662
Units redeemed	(1,715)	(3,224)	(882,754)	(793,528)	(16,505)	(16,436)
Net increase (decrease) in units from capital transactions with policy owners	(178)	(1,624)	(20,856)	73,406	(3,401)	(774)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Goldman Sachs Variable Insurance Trust (continued)		Janus Aspen Series

Goldman Sachs Mid Cap Value Fund — Institutional Shares		Janus Henderson Balanced Portfolio — Institutional Shares		Janus Henderson Balanced Portfolio — Service Shares		Janus Henderson Enterprise Portfolio — Institutional Shares		Janus Henderson Enterprise Portfolio — Service Shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$5,365	$4,610	$73,583	$74,340	$37,033	$35,388	$(7,225)	$(61,842)	$2,379	$(3,983)
42,236	(71,732)	457,326	210,163	158,947	95,334	265,945	144,416	21,469	11,055
155,880	350,419	378,574	570,262	204,497	241,200	703,456	755,183	92,201	89,888
240,625	93,764	—	—	—	—	401,234	646,622	56,848	85,979
444,106	377,061	909,483	854,765	400,477	371,922	1,363,410	1,484,379	172,897	182,939

55,680	46,463	118,175	120,873	66,454	68,621	207,255	205,542	15,956	16,793
(5,746)	(9,262)	(14,192)	(15,386)	(38)	133	(4,392)	(4,086)	(116)	(166)
(177,283)	(75,019)	(651,263)	(245,555)	(123,414)	(199,783)	(740,955)	(545,927)	(101,305)	(38,805)
1,487	(1,036)	(13,348)	(7,092)	(1,276)	(39,398)	(38,446)	757	143	(6,294)
(106,551)	(113,807)	(247,466)	(252,827)	(87,004)	(90,742)	(327,526)	(347,492)	(30,173)	(30,869)
4,897	(108,501)	(116,265)	25,328	3,575	34,043	(94,813)	(90,823)	4,875	(21,493)
(227,516)	(261,162)	(924,359)	(374,659)	(141,703)	(227,126)	(998,877)	(782,029)	(110,620)	(80,834)
216,590	115,899	(14,876)	480,106	258,774	144,796	364,533	702,350	62,277	102,105
3,956,522	3,840,623	6,638,251	6,158,145	2,826,661	2,681,865	9,704,883	9,002,533	1,225,095	1,122,990
$4,173,112	$3,956,522	$6,623,375	$6,638,251	$3,085,435	$2,826,661	$10,069,416	$9,704,883	$1,287,372	$1,225,095

9,434	8,564	7,329	8,053	12,489	13,142	2,310	3,222	860	1,561
(12,539)	(12,799)	(16,150)	(12,365)	(15,382)	(18,895)	(8,294)	(8,581)	(3,864)	(3,989)
(3,105)	(4,235)	(8,821)	(4,312)	(2,893)	(5,753)	(5,984)	(5,359)	(3,004)	(2,428)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Janus Aspen Series (continued)

	Janus Henderson Flexible Bond Portfolio — Institutional Shares		Janus Henderson Forty Portfolio — Institutional Shares		Janus Henderson Forty Portfolio — Service Shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$56,874	$48,927	$(57,038)	$(39,818)	$(8,583)	$(4,859)
Net realized gain (loss) on investments	(72,034)	(49,868)	353,081	(8,672)	45,323	(5,030)
Change in unrealized appreciation (depreciation) on investments	31,895	68,565	997,465	1,894,181	300,197	479,707
Capital gain distributions	—	—	407,970	—	122,229	—
Increase (decrease) in net assets from operations	16,735	67,624	1,701,478	1,845,691	459,166	469,818

From capital transactions (note 4):
Net premiums	34,602	32,973	88,457	88,783	22,823	21,751
Loan interest	17,120	33,833	(3,511)	(1,157)	(57)	(53)
Transfers for contract benefits and terminations	(38,646)	(63,443)	(86,520)	(234,591)	(106,317)	(124,285)
Loans	—	37,661	(6,120)	737	3	8
Cost of insurance and administrative expenses	(37,181)	(60,922)	(244,176)	(257,688)	(55,285)	(46,952)
Transfers between subaccounts (including fixed account), net	(101,874)	55,847	(64,388)	(24,524)	3,602	96,409
Increase (decrease) in net assets from capital transactions	(125,979)	35,949	(316,258)	(428,440)	(135,231)	(53,122)
Increase (decrease) in net assets	(109,244)	103,573	1,385,220	1,417,251	323,935	416,696
Net assets at beginning of year	1,555,057	1,451,484	6,374,060	4,956,809	1,677,464	1,260,768
Net assets at end of year	$1,445,813	$1,555,057	$7,759,280	$6,374,060	$2,001,399	$1,677,464

Change in units (note 5):
Units purchased	17,644	10,391	6,676	6,847	657	2,478
Units redeemed	(22,245)	(9,430)	(8,395)	(10,034)	(2,773)	(3,980)
Net increase (decrease) in units from capital transactions with policy owners	(4,601)	961	(1,719)	(3,187)	(2,116)	(1,502)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Janus Aspen Series (continued)

Janus Henderson Global Research Portfolio — Institutional Shares		Janus Henderson Global Research Portfolio — Service Shares		Janus Henderson Global Technology and Innovation Portfolio — Service Shares		Janus Henderson Overseas Portfolio — Institutional Shares		Janus Henderson Overseas Portfolio — Service Shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(4,777)	$6,246	$927	$1,826	$(10,631)	$(7,206)	$12,859	$18,335	$1,588	$1,670
257,040	97,189	30,881	11,151	80,680	573	167,781	110,247	1,747	19,960
847,165	979,636	83,324	102,972	384,335	499,519	(22,025)	163,197	4,949	(6,256)
208,825	152,773	22,755	16,856	—	—	—	—	—	—
1,308,253	1,235,844	137,887	132,805	454,384	492,886	158,615	291,779	8,284	15,374

156,270	168,834	14,749	15,421	21,699	12,332	64,672	63,171	146	—
(1,797)	(1,985)	(130)	(145)	(626)	1,653	(1,963)	1,822	(211)	(223)
(372,053)	(132,055)	(52,499)	(23,317)	(63,788)	(34,548)	(147,427)	(137,262)	(511)	(7,320)
(7,629)	(8,528)	(54)	(2,732)	(6,066)	975	690	21,654	—	—
(241,469)	(255,020)	(14,599)	(14,411)	(48,689)	(41,098)	(84,806)	(97,896)	(5,018)	(5,212)
(25,642)	(2,994)	16,822	1	1,933	134,400	(44,834)	(66,290)	(3)	(697)
(492,320)	(231,748)	(35,711)	(25,183)	(95,537)	73,714	(213,668)	(214,801)	(5,597)	(13,452)
815,933	1,004,096	102,176	107,622	358,847	566,600	(55,053)	76,978	2,687	1,922
5,899,134	4,895,038	636,988	529,366	1,494,117	927,517	3,079,955	3,002,977	156,239	154,317
$6,715,067	$5,899,134	$739,164	$636,988	$1,852,964	$1,494,117	$3,024,902	$3,079,955	$158,926	$156,239

2,155	2,966	1,962	948	4,100	7,465	12,287	12,074	13	4,553
(7,583)	(6,304)	(3,504)	(2,294)	(6,191)	(5,194)	(15,927)	(15,529)	(241)	(5,112)
(5,428)	(3,338)	(1,542)	(1,346)	(2,091)	2,271	(3,640)	(3,455)	(228)	(559)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Janus Aspen Series (continued)				Legg Mason Partners Variable Equity Trust

	Janus Henderson Research Portfolio — Institutional Shares		Janus Henderson Research Portfolio — Service Shares		ClearBridge Variable Dividend Strategy Portfolio — Class I

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(77,695)	$(50,294)	$(2,456)	$(1,600)	$3,459	$9,965
Net realized gain (loss) on investments	409,752	103,358	17,640	2,619	11,037	(5,611)
Change in unrealized appreciation (depreciation) on investments	2,027,676	2,344,270	99,218	115,044	18,905	(21,571)
Capital gain distributions	259,915	—	13,437	—	104,739	123,288
Increase (decrease) in net assets from operations	2,619,648	2,397,334	127,839	116,063	138,140	106,071

From capital transactions (note 4):
Net premiums	118,355	124,512	6,506	6,580	14,843	11,251
Loan interest	(13,457)	(4,281)	(86)	(24)	(5,026)	(7,457)
Transfers for contract benefits and terminations	(371,221)	(274,479)	(29,303)	(12,115)	(86,195)	(61,155)
Loans	11,859	18,272	573	(5,148)	(4,895)	10,581
Cost of insurance and administrative expenses	(252,914)	(240,654)	(9,156)	(8,403)	(23,444)	(23,240)
Transfers between subaccounts (including fixed account), net	(155,803)	(30,494)	19,540	63	37,290	15,432
Increase (decrease) in net assets from capital transactions	(663,181)	(407,124)	(11,926)	(19,047)	(67,427)	(54,588)
Increase (decrease) in net assets	1,956,467	1,990,210	115,913	97,016	70,713	51,483
Net assets at beginning of year	7,942,464	5,952,254	384,244	287,228	884,528	833,045
Net assets at end of year	$9,898,931	$7,942,464	$500,157	$384,244	$955,241	$884,528

Change in units (note 5):
Units purchased	3,429	5,067	769	286	7,658	8,599
Units redeemed	(8,490)	(9,926)	(1,048)	(1,060)	(9,445)	(10,367)
Net increase (decrease) in units from capital transactions with policy owners	(5,061)	(4,859)	(279)	(774)	(1,787)	(1,768)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Legg Mason Partners Variable Equity Trust (continued)						Lincoln Variable Insurance Products Trust		MFS® Variable Insurance Trust

ClearBridge Variable Dividend Strategy Portfolio — Class II		ClearBridge Variable Growth Portfolio — Class II		ClearBridge Variable Large Cap Value Portfolio — Class I		LVIP American Century Inflation Protection Fund — Service Class		MFS® Investors Trust Series — Service Class Shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$112	$273	$(54)	$(198)	$5,088	$5,166	$7,228	$6,148	$1,762	$1,456
97	98	(13,783)	(17,898)	7,061	(1,141)	(2,306)	(8,823)	2,409	1,127
685	(747)	(41,507)	51,681	(78,134)	45,857	(2,205)	8,932	44,515	44,117
2,705	3,037	93,421	31,498	132,752	61,924	—	—	36,500	23,572
3,599	2,661	38,077	65,083	66,767	111,806	2,717	6,257	85,186	70,272

290	290	3,712	5,723	23,219	23,080	2,175	2,192	3,660	5,951
—	—	36	26	(809)	(982)	—	—	(70)	(62)
—	—	(2,674)	—	(81,012)	(5,264)	(4,650)	—	—	(983)
—	—	(6,837)	77	655	—	—	—	279	68
(392)	(462)	(5,554)	(5,342)	(40,266)	(43,400)	(3,549)	(3,602)	(9,407)	(8,064)
(2)	(2)	(23,190)	(14,629)	(16,879)	(14,611)	5,743	3,523	106	32
(104)	(174)	(34,507)	(14,145)	(115,092)	(41,177)	(281)	2,113	(5,432)	(3,058)
3,495	2,487	3,570	50,938	(48,325)	70,629	2,436	8,370	79,754	67,214
22,727	20,240	333,943	283,005	886,125	815,496	196,625	188,255	448,749	381,535
$26,222	$22,727	$337,513	$333,943	$837,800	$886,125	$199,061	$196,625	$528,503	$448,749

8	10	82	504	2,837	3,023	8,039	7,423	122	181
(11)	(15)	(688)	(854)	(4,576)	(3,819)	(8,056)	(7,290)	(244)	(282)
(3)	(5)	(606)	(350)	(1,739)	(796)	(17)	133	(122)	(101)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	MFS® Variable Insurance Trust (continued)

	MFS® New Discovery Series — Service Class Shares		MFS® Total Return Series — Service Class Shares		MFS® Utilities Series — Service Class Shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(3,655)	$(3,578)	$17,186	$12,338	$31,471	$55,001
Net realized gain (loss) on investments	(59,041)	(144,817)	4,618	(16,789)	(19,925)	(26,661)
Change in unrealized appreciation (depreciation) on investments	114,820	257,763	(5,717)	42,048	122,808	(187,806)
Capital gain distributions	—	—	38,266	30,859	53,689	103,389
Increase (decrease) in net assets from operations	52,124	109,368	54,353	68,456	188,043	(56,077)

From capital transactions (note 4):
Net premiums	18,928	16,314	8,350	8,578	23,178	27,371
Loan interest	58	(28)	(4)	(11)	4	(74)
Transfers for contract benefits and terminations	(56,830)	(19,944)	(3,783)	(11,285)	(49,476)	(116,286)
Loans	945	15,420	166	—	(7,511)	1,344
Cost of insurance and administrative expenses	(32,149)	(35,415)	(15,112)	(14,238)	(42,871)	(45,632)
Transfers between subaccounts (including fixed account), net	(6,622)	(31,713)	2,356	3,281	216	(12,073)
Increase (decrease) in net assets from capital transactions	(75,670)	(55,366)	(8,027)	(13,675)	(76,460)	(145,350)
Increase (decrease) in net assets	(23,546)	54,002	46,326	54,781	111,583	(201,427)
Net assets at beginning of year	892,939	838,937	739,033	684,252	1,753,643	1,955,070
Net assets at end of year	$869,393	$892,939	$785,359	$739,033	$1,865,226	$1,753,643

Change in units (note 5):
Units purchased	4,909	6,020	9,009	8,714	9,448	9,647
Units redeemed	(6,537)	(7,615)	(9,276)	(9,205)	(11,015)	(12,831)
Net increase (decrease) in units from capital transactions with policy owners	(1,628)	(1,595)	(267)	(491)	(1,567)	(3,184)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

MFS® Variable Insurance Trust II		PIMCO Variable Insurance Trust

MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares		All Asset Portfolio — Advisor Class Shares		High Yield Portfolio — Administrative Class Shares		International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(2,281)	$(2,626)	$16,397	$5,861	$68,258	$62,355	$3,835	$2,485	$30,639	$27,830
3,772	3,291	(6,359)	(3,289)	(12,769)	(22,715)	(1,104)	(886)	(109,817)	(109,832)
58,708	152,876	(371)	13,932	24,676	92,598	3,151	4,991	(6,173)	128,279
105,530	51,134	—	—	—	—	—	2,971	—	—
165,729	204,675	9,667	16,504	80,165	132,238	5,882	9,561	(85,351)	46,277

8,041	8,250	2,708	2,514	21,309	23,378	2,694	2,816	21,748	23,523
(873)	(882)	—	—	175	65	7	4	436	444
—	(16,041)	—	—	(191,682)	(50,399)	(10,006)	(1,989)	(80,449)	(81,881)
102	52	—	—	(1,581)	(2,972)	—	(178)	(180)	29
(17,049)	(15,822)	(3,256)	(3,465)	(28,548)	(36,104)	(2,781)	(2,783)	(28,225)	(30,255)
—	(1,046)	41,808	13,725	(3,463)	10,870	97	7,277	65,358	39,726
(9,779)	(25,489)	41,260	12,774	(203,790)	(55,162)	(9,989)	5,147	(21,312)	(48,414)
155,950	179,186	50,927	29,278	(123,625)	77,076	(4,107)	14,708	(106,663)	(2,137)
1,064,815	885,629	229,991	200,713	1,223,894	1,146,818	123,670	108,962	1,363,325	1,365,462
$1,220,765	$1,064,815	$280,918	$229,991	$1,100,269	$1,223,894	$119,563	$123,670	$1,256,662	$1,363,325

304	391	3,706	1,374	7,220	5,873	309	564	78,053	22,483
(616)	(1,352)	(1,938)	(793)	(12,478)	(7,571)	(669)	(341)	(78,570)	(24,165)
(312)	(961)	1,768	581	(5,258)	(1,698)	(360)	223	(517)	(1,682)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	PIMCO Variable Insurance Trust (continued)				Rydex Variable Trust

	Low Duration Portfolio — Administrative Class Shares		Total Return Portfolio — Administrative Class Shares		NASDAQ — 100® Fund

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$21,745	$18,640	$150,656	$133,888	$(504)	$(1,357)
Net realized gain (loss) on investments	(8,287)	(7,256)	(125,301)	(172,214)	11,170	4,916
Change in unrealized appreciation (depreciation) on investments	11,243	14,401	63,673	259,542	109,764	192,670
Capital gain distributions	—	—	—	—	12,112	—
Increase (decrease) in net assets from operations	24,701	25,785	89,028	221,216	132,542	196,229

From capital transactions (note 4):
Net premiums	98,633	5,137	99,013	97,249	5,062	4,630
Loan interest	—	—	620	427	(184)	(140)
Transfers for contract benefits and terminations	(48,537)	(29,408)	(314,039)	(248,510)	(10,786)	(4,903)
Loans	(7,161)	—	22,248	(57,745)	5,975	38
Cost of insurance and administrative expenses	(34,887)	(33,944)	(191,020)	(189,180)	(11,676)	(10,256)
Transfers between subaccounts (including fixed account), net	(18,818)	17,684	45,086	44,842	18,562	7,287
Increase (decrease) in net assets from capital transactions	(10,770)	(40,531)	(338,092)	(352,917)	6,953	(3,344)
Increase (decrease) in net assets	13,931	(14,746)	(249,064)	(131,701)	139,495	192,885
Net assets at beginning of year	582,196	596,942	4,287,398	4,419,099	568,718	375,833
Net assets at end of year	$596,127	$582,196	$4,038,334	$4,287,398	$708,213	$568,718

Change in units (note 5):
Units purchased	9,642	2,920	71,616	49,263	688	463
Units redeemed	(9,705)	(6,057)	(86,091)	(67,095)	(632)	(601)
Net increase (decrease) in units from capital transactions with policy owners	(63)	(3,137)	(14,475)	(17,832)	56	(138)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

State Street Variable Insurance Series Funds, Inc.

Income V.I.S. Fund — Class 1 Shares		Premier Growth Equity V.I.S. Fund — Class 1 Shares		Real Estate Securities V.I.S. Fund — Class 1 Shares		S&P 500® Index V.I.S. Fund — Class 1 Shares		Small-Cap Equity V.I.S. Fund — Class 1 Shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$23,708	$11,820	$(21,989)	$(16,742)	$37,380	$51,950	$165,505	$208,474	$(11,962)	$(14,469)
(22,235)	(40,031)	127,874	(52,643)	(82,366)	(374,036)	1,795,199	310,862	(17,145)	(64,518)
(15,527)	65,570	71,204	1,124,880	364,403	723,277	2,612,884	5,297,011	74,528	182,784
—	—	854,867	76,850	—	—	3,146,022	1,089,906	260,226	273,825
(14,054)	37,359	1,031,956	1,132,345	319,417	401,191	7,719,610	6,906,253	305,647	377,622

37,723	34,404	64,494	69,414	79,708	76,581	576,734	605,432	61,760	54,829
3,239	3,039	(5,393)	(2,206)	(1,064)	(2,247)	(16,398)	(16,275)	(865)	(784)
(31,746)	(99,908)	(150,481)	(110,238)	(105,763)	(318,756)	(2,064,817)	(1,587,096)	(150,919)	(125,878)
1,083	9,386	(5,790)	(17,856)	(7,610)	40,920	(100,990)	(119,633)	2,381	(9,800)
(58,455)	(58,674)	(138,293)	(130,569)	(136,789)	(146,411)	(1,133,310)	(1,180,434)	(101,715)	(121,245)
35,197	22,397	(42,369)	(30,793)	(46,772)	(11,619)	(369,635)	(16,624)	(42,943)	7,712
(12,959)	(89,356)	(277,832)	(222,248)	(218,290)	(361,532)	(3,108,416)	(2,314,630)	(232,301)	(195,166)
(27,013)	(51,997)	754,124	910,097	101,127	39,659	4,611,194	4,591,623	73,346	182,456
957,827	1,009,824	3,518,853	2,608,756	3,453,318	3,413,659	33,318,523	28,726,900	3,192,483	3,010,027
$930,814	$957,827	$4,272,977	$3,518,853	$3,554,445	$3,453,318	$37,929,717	$33,318,523	$3,265,829	$3,192,483

8,409	8,563	4,465	5,479	7,248	7,489	16,468	13,357	11,322	11,325
(9,184)	(13,350)	(8,441)	(9,991)	(8,975)	(11,196)	(40,084)	(29,402)	(15,080)	(14,798)
(775)	(4,787)	(3,976)	(4,512)	(1,727)	(3,707)	(23,616)	(16,045)	(3,758)	(3,473)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	State Street Variable Insurance Series Funds, Inc. (continued)

	Total Return V.I.S. Fund — Class 1 Shares		Total Return V.I.S. Fund — Class 3 Shares		U.S. Equity V.I.S. Fund — Class 1 Shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$166,581	$77,426	$18,524	$7,692	$(5,885)	$(2,659)
Net realized gain (loss) on investments	(177)	(160,653)	25,457	(18,204)	122,935	(12,221)
Change in unrealized appreciation (depreciation) on investments	271,499	654,216	(422)	62,963	(111,462)	331,021
Capital gain distributions	819	—	90	—	482,303	143,658
Increase (decrease) in net assets from operations	438,722	570,989	43,649	52,451	487,891	459,799

From capital transactions (note 4):
Net premiums	75,106	68,105	708	708	43,331	42,091
Loan interest	(2,486)	(2,272)	(8)	(12)	(1,333)	(1,164)
Transfers for contract benefits and terminations	(601,374)	(359,065)	—	—	(222,384)	(41,640)
Loans	7,170	(24,946)	(2,929)	17	511	(11,978)
Cost of insurance and administrative expenses	(141,558)	(145,582)	(6,326)	(5,591)	(79,137)	(79,353)
Transfers between subaccounts (including fixed account), net	(26,636)	(4,501)	2,692	1,223	82,209	21,732
Increase (decrease) in net assets from capital transactions	(689,778)	(468,261)	(5,863)	(3,655)	(176,803)	(70,312)
Increase (decrease) in net assets	(251,056)	102,728	37,786	48,796	311,088	389,487
Net assets at beginning of year	4,205,982	4,103,254	396,242	347,446	2,139,564	1,750,077
Net assets at end of year	$3,954,926	$4,205,982	$434,028	$396,242	$2,450,652	$2,139,564

Change in units (note 5):
Units purchased	10,647	10,113	15,395	15,140	9,183	7,463
Units redeemed	(28,970)	(23,309)	(15,656)	(15,321)	(12,191)	(8,996)
Net increase (decrease) in units from capital transactions with policy owners	(18,323)	(13,196)	(261)	(181)	(3,008)	(1,533)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

The Alger Portfolios				The Prudential Series Fund

Alger Large Cap Growth Portfolio — Class I-2 Shares		Alger Small Cap Growth Portfolio — Class I-2 Shares		PSF Natural Resources Portfolio — Class II Shares		PSF PGIM Jennison Blend Portfolio — Class II Shares		PSF PGIM Jennison Growth Portfolio — Class II Shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Period from December 8 to December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(37,078)	$(29,444)	$(11,503)	$(19,455)	$(3,621)	$(3,431)	$(525)	$(26)	$(742)	$(279)
59,611	(137,119)	(177,367)	(317,049)	93,355	70,683	1,805	5	7,163	1,730
1,522,958	1,132,196	353,175	670,014	(61,329)	(62,883)	28,136	5,157	110,816	108,670
—	—	—	—	—	—	—	—	—	—
1,545,491	965,633	164,305	333,510	28,405	4,369	29,416	5,136	117,237	110,121

117,800	113,138	67,057	65,210	13,370	14,379	673	15	3,123	1,600
(2,391)	(1,647)	(287)	(911)	80	(281)	—	—	—	—
(222,693)	(177,257)	(167,338)	(155,479)	(10,433)	—	—	—	—	—
(11,428)	(16)	(3,313)	17,412	(36,571)	969	—	—	—	—
(178,562)	(176,917)	(103,842)	(120,875)	(13,715)	(16,155)	(1,631)	(155)	(11,847)	(6,844)
(56,251)	(27,441)	(4,076)	(30,439)	35,407	(125,497)	(24,970)	133,761	(13,286)	96,448
(353,525)	(270,140)	(211,799)	(225,082)	(11,862)	(126,585)	(25,928)	133,621	(22,010)	91,204
1,191,966	695,493	(47,494)	108,428	16,543	(122,216)	3,488	138,757	95,227	201,325
3,899,992	3,204,499	2,391,932	2,283,504	777,212	899,428	138,757	—	398,683	197,358
$5,091,958	$3,899,992	$2,344,438	$2,391,932	$793,755	$777,212	$142,245	$138,757	$493,910	$398,683

2,586	3,326	4,207	5,368	36,082	31,368	61	13,378	34	1,211
(6,283)	(7,111)	(9,124)	(11,252)	(36,435)	(36,810)	(2,490)	(15)	(250)	(85)
(3,697)	(3,785)	(4,917)	(5,884)	(353)	(5,442)	(2,429)	13,363	(216)	1,126

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements

December 31, 2024

(1)	Description of Entity

Genworth Life & Annuity VL Separate Account 1 (the “Separate Account”) is a separate investment account established on August 21, 1986 by Genworth Life and Annuity Insurance Company (“GLAIC”), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. GLAIC is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. GLAIC is wholly-owned by Genworth Life Insurance Company, which is wholly-owned by Genworth North America Corporation, which is indirectly wholly-owned by Genworth Financial, Inc.

GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

GLAIC’s principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for policy owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant’s lifetime or the longer of a defined number of years or the annuitant’s lifetime. In March 2016, GLAIC suspended sales of traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business.

GLAIC also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits. Some of GLAIC’s group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

The Separate Account has subaccounts that currently invest in series or portfolios (“Portfolios”) of open-end mutual funds (“Funds”). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to qualified pension or retirement plans. GLAIC uses the Separate Account to support flexible premium single life and joint and last survivor variable life insurance policies, as well as flexible premium variable universal life insurance policies (collectively, the “Policies”) issued by GLAIC, as well as other purposes permitted by law.

Currently, there are multiple subaccounts of the Separate Account available under each policy. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund).

The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the policies with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC’s General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the policies supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the policies, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

The Separate Account is registered with the U.S. Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Policy owners assume the full investment risk for amounts allocated by policyholders to the Separate Account.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

During the years ended December 31, 2024 and 2023, the following Portfolio names were changed:

Prior Portfolio Name	Current Portfolio Name	Effective Date
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Aggressive Growth Portfolio — Class II	Legg Mason Partners Variable Equity Trust — ClearBridge Variable Growth Portfolio — Class II	April 29, 2024
American Century Variable Portfolios II, Inc. — VP Inflation Protection Fund — Class II	Lincoln Variable Insurance Products Trust — LVIP American Century Inflation Protection Fund — Service Class	April 26, 2024
AB Variable Products Series Fund, Inc. — AB VP Growth and Income Portfolio — Class B	AB Variable Products Series Fund, Inc. — AB VPS Relative Value Portfolio — Class B	April 28, 2023
Allspring Variable Trust — Allspring VT Omega Growth Fund — Class 2	Allspring Variable Trust — Allspring VT Discovery All Cap Growth Fund — Class 2	April 28, 2023

During the years ended December 31, 2024 and 2023, the following Portfolio(s) were liquidated, and the Portfolio assets were reinvested in new Portfolio(s):

Liquidated Portfolio	Reinvested Portfolio	Inception Date
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Conservative Balanced Fund — Series I shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Equity and Income Fund — Series I shares	April 26, 2024
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Conservative Balanced Fund — Series II shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Equity and Income Fund — Series II shares	April 26, 2024
The Prudential Series Fund — PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	The Prudential Series Fund — PSF PGIM Jennison Blend Portfolio — Class II Shares	December 8, 2023

All designated Portfolios listed above are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a) Basis of Presentation

These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (“U.S. GAAP”). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

(b) Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the mutual fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities;

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

•	Level 2 — observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

•	Level 3 — unobservable inputs.

The investments of the Separate Accounts are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2024 and there were no transfers between the levels during 2024.

Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day that the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

(c) Unit Classes

There are six unit classes of subaccounts based on the life policy through which the subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. On May 1, 2008, GLAIC discontinued all new sales of variable life insurance policies, but it continues to service existing blocks of business. Although the policies are no longer available for sale, additional premium payments may still be accepted under the terms of the policies.

(d) Federal Income Taxes

The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

(e) Segment Reporting

In this reporting period, the subaccounts within the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the subaccounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The subaccounts have acted as single reportable segments and the CODM of the subaccounts within the Separate Account is the Variable Product Portfolio Manager. The Separate Account is structured with a limited purpose by design and its sole purpose is to record and report the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. Significant revenues and expenses are reported on the Statements of Changes in Net Assets and are reviewed by the CODM. The accounting policies of the segment are the same as those described in the summary of significant accounting policies herein.

(f) Subsequent Events

No material subsequent events have occurred since December 31, 2024 through April 23, 2025, the date the financial statements were available to be issued, that would require adjustment to the financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

(3)	Purchases and Sales of Investments

The aggregate cost of the investments acquired, and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2024 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AB Variable Products Series Fund, Inc.
AB VPS International Value Portfolio — Class B	$274,662	$282,204
AB VPS Large Cap Growth Portfolio — Class B	156,406	112,087
AB VPS Relative Value Portfolio — Class B	967,676	1,151,808
AB VPS Small Cap Growth Portfolio — Class B	3,927	15,830
AB VPS Sustainable Global Thematic Portfolio — Class B	6,262	12,382
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund — Series I shares	37,098	96,921
Invesco V.I. American Franchise Fund — Series II shares	3,549	45,302
Invesco V.I. American Value Fund — Series II shares	70,099	63,158
Invesco V.I. Capital Appreciation Fund — Series I shares	221,878	478,997
Invesco V.I. Capital Appreciation Fund — Series II shares	62,607	95,821
Invesco V.I. Comstock Fund — Series II shares	112,435	138,921
Invesco V.I. Conservative Balanced Fund — Series I shares	100,389	2,035,407
Invesco V.I. Conservative Balanced Fund — Series II shares	8,260	256,336
Invesco V.I. Core Equity Fund — Series I shares	151,985	82,155
Invesco V.I. Core Plus Bond Fund — Series I shares	644,346	832,800
Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	710,133	1,204,447
Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	5,012	9,842
Invesco V.I. EQV International Equity Fund — Series II shares	197,830	263,571
Invesco V.I. Equity and Income Fund — Series I shares	2,232,816	804,416
Invesco V.I. Equity and Income Fund — Series II shares	273,612	36,446
Invesco V.I. Global Fund — Series II shares	1,982,292	2,036,836
Invesco V.I. Global Strategic Income Fund — Series I shares	87,204	136,759
Invesco V.I. Main Street Fund® — Series II shares	248,941	113,583
Invesco V.I. Main Street Small Cap Fund® — Series II shares	273,497	264,856
Allspring Variable Trust
Allspring VT Discovery All Cap Growth Fund — Class 2	29,662	3,830
BNY Mellon
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	16,574	42,373
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	6,982	21,864
BlackRock Basic Value V.I. Fund — Class III Shares	26,260	10,286
BlackRock Global Allocation V.I. Fund — Class III Shares	187,042	136,039
BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	88,332	49,582
Columbia Funds Variable Series Trust II
CTIVP® — Principal Blue Chip Growth Fund — Class 1	15,663	47,205
Columbia Variable Portfolio — Overseas Core Fund — Class 2	235,398	243,340
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	245,732	246,662

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II — Primary Shares	$216,092	$130,997
Federated Hermes High Income Bond Fund II — Service Shares	178,753	188,008
Federated Hermes Kaufmann Fund II — Service Shares	81,605	149,521
Federated Hermes Managed Volatility Fund II — Primary Shares	65,654	165,053
Fidelity® Variable Insurance Products Fund
VIP Asset Manager Portfolio — Initial Class	305,528	755,691
VIP Asset Manager Portfolio — Service Class 2	12,513	6,221
VIP Balanced Portfolio — Service Class 2	76,562	55,599
VIP Contrafund® Portfolio — Initial Class	3,574,889	2,786,406
VIP Contrafund® Portfolio — Service Class 2	3,141,604	3,166,085
VIP Dynamic Capital Appreciation Portfolio — Service Class 2	513,556	530,911
VIP Equity-Income PortfolioSM — Initial Class	1,320,108	1,874,926
VIP Equity-Income PortfolioSM — Service Class 2	257,905	250,137
VIP Growth & Income Portfolio — Initial Class	519,207	492,573
VIP Growth & Income Portfolio — Service Class 2	153,832	134,030
VIP Growth Opportunities Portfolio — Initial Class	1,501,655	1,507,804
VIP Growth Portfolio — Initial Class	6,396,745	3,448,596
VIP Growth Portfolio — Service Class 2	1,170,669	363,389
VIP Mid Cap Portfolio — Service Class 2	2,291,362	1,979,087
VIP Overseas Portfolio — Initial Class	1,186,935	1,020,282
VIP Value Strategies Portfolio — Service Class 2	710,214	723,218
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund — Class 2 Shares	293,735	271,080
Franklin Mutual Shares VIP Fund — Class 2 Shares	277,570	304,424
Templeton Foreign VIP Fund — Class 1 Shares	407,684	455,752
Templeton Global Bond VIP Fund — Class 1 Shares	80,006	133,623
Templeton Growth VIP Fund — Class 2 Shares	32,346	34,193
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares	9,251,690	9,156,200
Goldman Sachs Large Cap Value Fund — Institutional Shares	579,773	560,019
Goldman Sachs Mid Cap Value Fund — Institutional Shares	1,027,200	1,009,163
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares	904,411	1,755,077
Janus Henderson Balanced Portfolio — Service Shares	635,521	740,269
Janus Henderson Enterprise Portfolio — Institutional Shares	870,691	1,475,483
Janus Henderson Enterprise Portfolio — Service Shares	93,528	144,920
Janus Henderson Flexible Bond Portfolio — Institutional Shares	663,408	732,518
Janus Henderson Forty Portfolio — Institutional Shares	1,800,380	1,765,673
Janus Henderson Forty Portfolio — Service Shares	163,707	185,332
Janus Henderson Global Research Portfolio — Institutional Shares	458,528	746,816
Janus Henderson Global Research Portfolio — Service Shares	73,356	85,384
Janus Henderson Global Technology and Innovation Portfolio — Service Shares	178,614	284,777
Janus Henderson Overseas Portfolio — Institutional Shares	896,721	1,097,582
Janus Henderson Overseas Portfolio — Service Shares	2,432	6,440
Janus Henderson Research Portfolio — Institutional Shares	730,063	1,210,843
Janus Henderson Research Portfolio — Service Shares	43,663	44,627

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Dividend Strategy Portfolio — Class I	$402,828	$362,055
ClearBridge Variable Dividend Strategy Portfolio — Class II	3,282	570
ClearBridge Variable Growth Portfolio — Class II	97,949	39,088
ClearBridge Variable Large Cap Value Portfolio — Class I	321,688	299,261
Lincoln Variable Insurance Products Trust
LVIP American Century Inflation Protection Fund — Service Class	144,178	137,232
MFS® Variable Insurance Trust
MFS® Investors Trust Series — Service Class Shares	43,943	11,112
MFS® New Discovery Series — Service Class Shares	211,579	290,904
MFS® Total Return Series — Service Class Shares	340,565	293,189
MFS® Utilities Series — Service Class Shares	501,257	492,564
MFS® Variable Insurance Trust II
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	115,998	22,526
PIMCO Variable Insurance Trust
All Asset Portfolio — Advisor Class Shares	103,508	45,851
High Yield Portfolio — Administrative Class Shares	302,591	438,966
International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	11,912	18,171
Long-Term U.S. Government Portfolio — Administrative Class Shares	2,027,944	2,019,591
Low Duration Portfolio — Administrative Class Shares	161,754	150,908
Total Return Portfolio — Administrative Class Shares	1,707,993	1,899,756
Rydex Variable Trust
NASDAQ — 100® Fund	43,660	25,097
State Street Variable Insurance Series Funds, Inc.
Income V.I.S. Fund — Class 1 Shares	177,744	167,487
Premier Growth Equity V.I.S. Fund — Class 1 Shares	1,184,900	630,406
Real Estate Securities V.I.S. Fund — Class 1 Shares	779,974	961,150
S&P 500® Index V.I.S. Fund — Class 1 Shares	7,532,048	7,330,398
Small-Cap Equity V.I.S. Fund — Class 1 Shares	950,107	934,142
Total Return V.I.S. Fund — Class 1 Shares	790,733	1,313,203
Total Return V.I.S. Fund — Class 3 Shares	382,392	369,642
U.S. Equity V.I.S. Fund — Class 1 Shares	1,069,945	770,358
The Alger Portfolios
Alger Large Cap Growth Portfolio — Class I-2 Shares	269,221	659,747
Alger Small Cap Growth Portfolio — Class I-2 Shares	196,789	420,155
The Prudential Series Fund
PSF Natural Resources Portfolio — Class II Shares	929,869	945,353
PSF PGIM Jennison Blend Portfolio — Class II Shares	709	27,160
PSF PGIM Jennison Growth Portfolio — Class II Shares	3,357	26,109

(4)	Related Party Transactions

(a) GLAIC

Type I Units (Policy Forms P1096 and P1251)

Net premium payments transferred from GLAIC to the Separate Account represent gross premium payments recorded by GLAIC on its flexible premium variable universal life insurance policies and flexible premium joint and last survivor

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

variable life insurance policies less deductions. For Policy P1251, deductions from premium depended upon the initial specified amount. If the initial specified amount was $500,000 or more, a current deduction of 3.5% premium charge (5% maximum) was assessed from each premium payment before the premium is allocated to the subaccounts. If the initial specified amount is at least $250,000 but less than $500,000, a current deduction of 6.5% premium charge (8% maximum) was assessed. For Policy P1096, a premium charge of 7.5% from each premium payment is assessed before the premium is allocated to the subaccounts.

Policy P1251 assesses a minimum surrender charge of $12.00 per $1,000 of specified amount and a maximum of $60.00 per $1,000 of specified amount if the policy is surrendered during the first 16 years of the policy or 16 years after an increase in specified amount. A surrender charge would also apply if the specified amount were decreased at a time when surrender would otherwise be assessed. For Policy P1096, a minimum surrender charge of $2.50 per $1,000 of specified amount and a maximum of $7.50 per $1,000 of specified amount not to exceed $500 is assessed if the policy is surrendered during policy years 1 through 9. Policy P1096 also assesses a fee for increases in specified amount. This fee will never be lower than $1.50 per $1,000 of specified amount and never higher than $300.

A mortality and expense risk charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of 0.70% of the average daily net assets of the Separate Account. This charge is for the mortality and expense risks that GLAIC assumes.

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction for policy P1251 consists of a cost of insurance charge that varies based upon the Insured’s gender, issue age, risk class and the year of coverage, a policy charge of $5, an expense charge of up to $0.20 per $1,000 of specified amount, and any charges for additional benefits added by riders to the policy. The monthly deduction for Policy P1096 consists of a cost of insurance charge that varies based upon the Insured’s gender, issue age, risk class and the year of coverage, a current monthly administrative charge of $12 and any charges for additional benefits added by riders to the policy.

Policy P1096 assesses a deferred sales charge during policy years 2 through 10 of 45% of the premiums paid on specified amount (of less than $250,000) during the first policy year. This charge is reduced to 40% of the premiums paid on specified amount of $250,000 or more. The policy also assesses a net loan charge at an annualized rate of 2.0% for non-preferred loans. There are no charges for Policy P1096 for preferred loans after year 11. For Policy P1251, there is a net loan charge of 2.0% for non-preferred loans and no charge for preferred loans in all years.

A partial surrender-processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month.

Type II Units (Policy Forms P1250 and P1250CR)

Net premiums transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable universal life insurance policies less deductions. For Policy P1250, a 3% charge from each premium (5% maximum) is assessed before it is allocated to the subaccounts. For Policy P1250CR, an 8% charge from each premium (10% maximum) is assessed before it is allocated to the subaccounts.

A mortality and expense risk charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of 0.70% of the average daily net assets of the Separate Account. This charge is for the mortality and expense risks that GLAIC assumes.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge which varies based upon the Insured’s gender, issue age, risk class and the year of coverage, a policy charge of $12 (Policy P1250) in the first policy year ($15 for Policy P1250CR) and $12 per month thereafter, and any charges for additional benefits added by riders to the policy. If an increase in specified amount becomes effective, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase included in the monthly deduction (not to exceed $300 per increase).

There will be a surrender charge if the policy is surrendered during the surrender period. The surrender charge is calculated by multiplying the surrender charge factors times the specified amount, divided by $1,000. That amount is then varied by issue age, gender (where applicable) and rating class of each Insured and by the number of months since the policy date. The surrender charge remains level for the first five policy years and then decreases uniformly each policy month to zero over the next 10 policy years or until the Insured attains age 95, whichever is earlier. For Policy P1250, the surrender charge is guaranteed not to exceed $50.63 per $1,000 of specified amount. For Policy P1250CR, the surrender charge is guaranteed not to exceed $51.36 per $1,000 of specified amount.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month (Policy P1250CR). Policies issued on Policy Form P1250 and marketed under the name of Protection Plus do not assess a transfer charge but reserve the right to impose a charge of up to $10 after the first transfer made in any calendar month. Policy P1250 or P1250CR assesses a maximum net loan charge at an annualized rate of 2.0% for non-preferred loans in all policy years. There is no charge for preferred loans in policy years 11 and after for Policy P1250 (there is a maximum charge of 2.0% for preferred loans in policy years 11 and after for Policy P1250CR).

Type III Units (Policy Forms P1258 and P1259)

Net premiums transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium single life and joint and last survivor variable life insurance policies less deductions. A 5% charge from each premium (7.5% maximum) is assessed before it is allocated to the subaccounts. This charge is not assessed against the policy loan portion of a premium received from the rollover of a life insurance policy.

A mortality and expense risk charge is deducted monthly from the policy assets. This charge is for the mortality and expense risks that GLAIC assumes. This charge is equal to an effective annual rate of 0.40% of the first $50,000 of the policy’s unloaned assets in the subaccounts (0.40% of the first $100,000 of unloaned assets in the subaccounts for a joint and last survivor policy). During the first 20 policy years, a mortality and expense risk charge at an annual effective rate of 0.05% of the policy’s unloaned assets in the subaccounts over $50,000 ($100,000 for a joint and last survivor policy) is also assessed. Beginning with policy year 21, GLAIC does not deduct a mortality and expense risk charge for the policy’s unloaned assets in the subaccounts over $50,000 ($100,000 for a joint and last survivor policy).

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge which varies based upon the Insured’s gender, issue age, risk class and the year of coverage, the mortality and expense risk charge (discussed above), a policy charge of $10, a maximum monthly expense charge of $0.20 per $1,000 (a maximum of $0.83 per $1,000) of specified amount for the first 10 policy years and the first 10 policy years after an increase in specified amount and any charges for additional benefits added by riders to the policy.

There will be a surrender charge if the policy is surrendered during the first 10 policy years or 10 years after an increase in specified amount. The maximum surrender charge assessed is $37.19 per $1,000 of specified amount. This charge is calculated by multiplying a factor times the lowest specified amount in effect before the surrender, divided by 1,000. The

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

factor depends on the issue age and gender (where applicable) of the Insured. For a joint and last survivor policy, the factor depends on the issue age, gender (where applicable) and risk class of both Insureds. The surrender charge remains level for the first five policy years and then decreases each policy month to zero over the next five policy years.

GLAIC reserves the right to assess a maximum partial surrender fee of the lesser of $25 or 2%, of the amount surrendered. Currently, this partial surrender processing fee is not assessed.

Certain policy owners may elect to allocate assets to a Guarantee Account that is part of the general account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Policy owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

A loan charge of 0.15% of the net annualized rate is assessed on all loans taken in policy years 1 through 5 and no charge is assessed in policy years 6 and after. The maximum charge of 0.40% of the net annualized rate in policy years 1 through 10 may be assessed with zero thereafter.

Currently, there is no transfer fee, but GLAIC reserves the right to assess $20 per transfer for any transfer made after the 12th transfer in a calendar year.

Type IV Units (Policy Form P1095)

Net premiums transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable life insurance policies, less deductions retained as compensation for certain distribution expenses and premium taxes. A premium charge of 8.5% is assessed with each premium payment in which 6.0% is deducted as compensation to GLAIC for sales and distribution expenses and 2.5% is deducted for premium taxes.

A mortality and expense risk charge is deducted daily from the policy owner assets in the subaccounts. This charge is for the mortality and expense risks that GLAIC assumes. This charge is equal to 0.50% of the value of the unloaned assets in the subaccounts.

A loan charge at a net annualized rate of 4.0% is assessed on all loans taken. A cost of insurance charge is deducted monthly. The cost of insurance varies based on the amount of insurance, death benefit option elected, the policy’s cash value, policy duration, as well as the gender, issue age, policy and risk class of the Insured. The minimum cost of insurance charge is equal to $0.09 per $1,000 net amount at risk. The maximum charge is $35.46 per $1,000 of net amount at risk. GLAIC also charges for any benefits added by a rider. A charge equal to the lesser of $25 or 2% of the cash value surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer after the first in a calendar year.

Type V Units (Policy Form P1097)

Net premiums transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable life insurance policies, less deductions. For 10 years after each premium payment, GLAIC deducts a monthly premium tax charge equal to an annual rate of 0.20% of the portion of the cash value in the Separate Account attributable to each premium payment and a monthly distribution expense charge equal to an annual rate of 0.30% of that portion of the cash value in the Separate Account attributable to each premium payment.

A mortality and expense risk charge is deducted daily from the assets allocated to the subaccounts available to the policies equal to an effective annual rate of 0.90% of the average daily unloaned net assets in the Separate Account. This

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

charge is for the mortality and expense risks that GLAIC assumes. In addition, an administrative expense is deducted daily from the assets allocated to the subaccounts available to the policies equal to an effective annual rate of 0.40% of the average daily unloaned net assets in the Separate Account.

A cost of insurance charge is deducted monthly. The cost of insurance charge depends on a number of factors such as the age, gender, policy duration and risk class of the Insured. Currently, the minimum cost of insurance charge is 0.55% of the policy’s cash value in the Separate Account; the maximum cost of insurance charge is $83.33 per $1,000 of specified amount.

There will be a surrender charge if the policy is surrendered within 10 years of a premium payment. The total surrender charge will equal the sum of the surrender charge attributable to the premium payments made under the policy before the surrender. The maximum surrender charge is 6% of premium payments for the first 4 years of the premium payment and then declines by 1% each year thereafter until reaching no charge after year 10.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month.

There is a net loan charge assessed for loans taken under the policy. If assessed, the charge is assessed monthly until the loan is repaid in full. Currently there is a net annualized charge of 2.0% on all non-preferred loans. There is no charge on preferred loans; however, GLAIC reserves the right to assess a charge of 2.0% on preferred loans.

Type VI Units (Policy Forms P1254 and P1255)

Net premiums transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium single life and joint and last survivor variable insurance policies less deductions. For 10 years after each premium payment, GLAIC deducts a monthly premium tax recovery charge equal to an annualized rate of 0.20% of the portion of the assets in the Separate Account attributable to each premium payment and a monthly distribution expense charge equal to an annualized rate of 0.30% of that portion of the assets in the Separate Account attributable to each premium payment.

A mortality and expense risk charge is deducted monthly from the assets in the subaccounts attributable to the policies equal to an annualized rate of 0.70% of the average daily unloaned net assets during the first 10 policy years and an annualized rate of 0.35% thereafter. This charge is for the mortality and expense risks that GLAIC assumes. In addition, an administrative expense is deducted monthly from the policy value. Currently, the minimum administration expense charge is a minimum of $8.00 per month. The maximum amount charged is guaranteed to not exceed an annualized rate of 0.40% of the amount of account value at the time the charge is assessed.

A cost of insurance charge is deducted monthly. For a single life policy, the current effective annual rate of this charge is 0.05% of the account value (maximum of $83.33 per $1,000 of net amount at risk). For a joint and last survivor policy, the current effective annual rate of the charge is 0.03% of the account value (maximum of $83.33 per $1,000 of net amount at risk).

There will be a surrender charge if the policy is surrendered within 7 years of a premium payment. The total surrender charge will equal the sum of the surrender charge attributable to the premium payment made under the policy before the surrender. The maximum surrender charge is 6% of the initial premium payment and decreases to zero in year 7.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders. Partial surrenders are not permitted if the partial surrender would reduce the account value below $25,000.

Currently a charge is not assessed for transfers among subaccounts. GLAIC has reserved the right to assess a $10 transfer charge for each transfer.

There is a net loan charge assessed for all loans taken under the policy. Currently, there is a charge of a net annualized rate of 2.0% on all non-preferred loans and preferred loans taken in the first policy year. There is no charge for preferred loans taken after the first policy year.

GLAIC also assesses a one-time charge of $250, if a policy owner elects the Accelerated Benefit Rider.

Nature of Charges Assessed

The mortality and expense risk and administrative charges that are deducted daily from the applicable policy types listed above are assessed through a reduction in unit values. The cost of insurance, surrender charges, monthly or annual administrative charges and monthly deduction of mortality and risk charges, are assessed through the redemption of units.

(b) Accrued Expenses Payable to Affiliate

Charges and deductions made under the policies for services and benefits unpaid at year-end are accrued and payable to GLAIC.

(c) Capital Brokerage Corporation

Capital Brokerage Corporation (“CBC”), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)	Capital Transactions

All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2024 and 2023 are reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

GLAIC’s variable life insurance products have unique combinations of features and fees that are assessed to the policy owner. Differences in fee structures result in a variety of policy expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2024, 2023, 2022, 2021, and 2020 follows. This information is presented as a range of based upon product grouping. Expenses as a percent of average net assets are presented as a range of lowest to highest policy expense rate. The unit value and total return ranges are presented to correlate to the respective expense rate. Accordingly, some individual policy amounts may not be within the ranges presented due to the timing of the introduction of new funds.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Variable Products Series Fund, Inc.
AB VPS International Value Portfolio — Class B
2024	0.00% to 0.70%	49,329	16.31 to 14.16	750	2.33%	4.81% to 4.07%
2023	0.00% to 0.70%	50,731	15.56 to 13.60	739	0.66%	14.83% to 14.03%
2022	0.00% to 0.70%	62,300	13.55 to 11.93	785	4.10%	(13.79)% to (14.40)%
2021	0.00% to 0.70%	65,277	15.72 to 13.94	961	1.71%	10.85% to 10.08%
2020	0.00% to 0.70%	65,608	14.18 to 12.66	876	1.32%	2.21% to 1.49%
AB VPS Large Cap Growth Portfolio — Class B
2024	0.00% to 0.70%	23,826	91.07 to 48.93	1,261	0.00%	24.95% to 24.07%
2023	0.00% to 0.70%	23,877	72.89 to 39.44	1,017	0.00%	34.79% to 33.85%
2022	0.00% to 0.70%	24,471	54.07 to 29.46	776	0.00%	(28.69)% to (29.19)%
2021	0.00% to 0.70%	26,390	75.83 to 41.61	1,188	0.00%	28.65% to 27.75%
2020	0.00% to 0.70%	29,959	58.94 to 32.57	1,069	0.00%	35.15% to 34.20%
AB VPS Relative Value Portfolio — Class B
2024	0.00% to 1.30%	103,059	56.98 to 48.25	5,286	1.26%	12.76% to 11.29%
2023	0.00% to 1.30%	111,864	50.53 to 43.35	5,094	1.27%	11.72% to 10.28%
2022	0.00% to 1.30%	123,460	45.23 to 39.31	5,049	1.11%	(4.42)% to (5.66)%
2021	0.00% to 1.30%	132,538	47.32 to 41.67	5,685	0.64%	27.84% to 26.18%
2020	0.00% to 1.30%	139,472	37.02 to 33.02	4,695	1.28%	2.47% to 1.14%
AB VPS Small Cap Growth Portfolio — Class B
2024	0.00% to 0.70%	6,658	59.31 to 44.82	320	0.00%	18.44% to 17.61%
2023	0.00% to 0.70%	6,909	50.07 to 38.11	281	0.00%	17.73% to 16.90%
2022	0.00% to 0.70%	7,725	42.53 to 32.60	267	0.00%	(39.26)% to (39.69%
2021	0.00% to 0.70%	8,159	70.03 to 54.05	466	0.00%	9.20% to 8.44%
2020	0.00% to 0.70%	9,323	84.86 to 49.85	496	0.00%	53.64% to 52.56%
AB VPS Sustainable Global Thematic Portfolio — Class B
2024	0.00% to 0.70%	7,151	49.53 to 42.53	321	0.00%	5.96% to 5.21%
2023	0.00% to 0.70%	7,263	46.75 to 40.43	310	0.03%	15.70% to 14.90%
2022	0.00% to 0.70%	7,246	40.40 to 35.19	269	0.00%	(27.17)% to (27.68)%
2021	0.00% to 0.70%	7,004	55.47 to 48.65	359	0.00%	22.57% to 21.71%
2020	0.00% to 0.70%	7,003	45.26 to 39.97	294	0.45%	39.08% to 38.11%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund — Series I shares
2024	0.00% to 0.70%	30,226	55.72 to 50.97	1,569	0.00%	34.89% to 33.94%
2023	0.00% to 0.70%	31,434	41.31 to 38.05	1,217	0.00%	40.93% to 39.94%
2022	0.00% to 0.70%	32,699	29.31 to 27.19	903	0.00%	(31.11)% to (31.59)%
2021	0.00% to 0.70%	34,667	42.55 to 39.75	1,400	0.00%	11.93% to 11.14%
2020	0.00% to 0.70%	37,048	38.01 to 35.77	1,345	0.07%	42.35% to 41.36%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. American Franchise Fund — Series II shares
2024	0.00% to 0.70%	4,889	76.09 to 64.89	352	0.00%	34.56% to 33.61%
2023	0.00% to 0.70%	5,534	56.55 to 48.56	298	0.00%	40.60% to 39.62%
2022	0.00% to 0.70%	5,618	40.22 to 34.78	219	0.00%	(31.30)% to (31.78)%
2021	0.00% to 0.70%	6,669	58.54 to 50.98	374	0.00%	11.65% to 10.87%
2020	0.00% to 0.70%	8,446	52.43 to 45.99	428	0.00%	42.00% to 41.00%
Invesco V.I. American Value Fund — Series II shares
2024	0.00% to 0.70%	44,228	15.44 to 15.05	677	0.80%	30.10% to 29.18%
2023	0.00% to 0.70%	45,039	11.87 to 11.65	531	0.36%	15.29% to 14.49%
2022	0.00% to 0.70%	51,536	10.29 to 10.17	529	0.45%	(2.86)% to (3.54)%
2021 (4)	0.00% to 0.70%	59,789	10.60 to 10.55	633	0.23%	5.98% to 5.48%
Invesco V.I. Capital Appreciation Fund — Series I shares
2024	0.70% to 1.30%	21,421	357.83 to 219.81	6,617	0.00%	33.22% to 32.41%
2023	0.70% to 1.30%	22,131	268.61 to 166.01	5,144	0.00%	34.43% to 33.63%
2022	0.70% to 1.30%	24,379	199.81 to 124.23	4,205	0.00%	(31.27)% to (31.68)%
2021	0.70% to 1.30%	29,093	290.70 to 181.84	7,080	0.00%	21.71% to 20.98%
2020	0.70% to 1.30%	31,683	238.85 to 150.30	6,422	0.00%	35.63% to 34.81%
Invesco V.I. Capital Appreciation Fund — Series II shares
2024	0.00% to 0.70%	10,205	82.45 to 70.80	788	0.00%	33.83% to 32.88%
2023	0.00% to 0.70%	10,686	61.61 to 53.28	617	0.00%	35.03% to 34.09%
2022	0.00% to 0.70%	11,092	45.63 to 39.74	477	0.00%	(30.96)% to (31.45)%
2021	0.00% to 0.70%	12,324	66.09 to 57.96	771	0.00%	22.28% to 21.42%
2020	0.00% to 0.70%	13,206	54.05 to 47.73	679	0.00%	36.24% to 35.28%
Invesco V.I. Comstock Fund — Series II shares
2024	0.00% to 0.70%	14,525	58.42 to 49.81	805	1.51%	14.87% to 14.06%
2023	0.00% to 0.70%	16,355	50.86 to 43.67	791	1.38%	12.09% to 11.31%
2022	0.00% to 0.70%	27,183	45.37 to 39.23	1,147	1.38%	0.85% to 0.14%
2021	0.00% to 0.70%	29,994	44.99 to 39.18	1,266	1.51%	33.04% to 32.11%
2020	0.00% to 0.70%	38,299	33.82 to 29.66	1,232	2.16%	(1.09)% to (1.78)%
Invesco V.I. Core Equity Fund — Series I shares
2024	0.00% to 0.70%	34,315	45.35 to 39.77	1,453	0.71%	25.61% to 24.72%
2023	0.00% to 0.70%	35,688	36.11 to 31.89	1,206	0.75%	23.36% to 22.50%
2022	0.00% to 0.70%	36,581	29.27 to 26.03	1,005	0.91%	(20.55)% to (21.10)%
2021	0.00% to 0.70%	40,634	36.84 to 32.99	1,410	0.68%	27.74% to 26.85%
2020	0.00% to 0.70%	40,814	28.84 to 26.01	1,113	0.20%	13.85% to 13.05%
Invesco V.I. Core Plus Bond Fund — Series I shares
2024	0.70% to 1.30%	108,651	10.22 to 10.06	1,106	3.41%	2.33% to 1.71%
2023	0.70% to 1.30%	130,630	9.99 to 9.89	1,300	2.75%	5.40% to 4.77%
2022 (5)	0.70% to 1.30%	125,975	9.48 to 9.44	1,192	0.86%	(5.24)% to (5.63)%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares
2024	0.70% to 1.30%	27,932	246.70 to 171.20	6,067	0.00%	23.36% to 22.61%
2023	0.70% to 1.30%	30,079	199.99 to 139.63	5,311	0.00%	12.36% to 11.69%
2022	0.70% to 1.30%	33,061	177.99 to 125.02	5,188	0.00%	(31.46)% to (31.88)%
2021	0.70% to 1.30%	35,050	259.71 to 183.52	8,032	0.00%	18.27% to 17.55%
2020	0.70% to 1.30%	39,476	219.60 to 156.11	7,652	0.04%	39.70% to 38.86%
Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares
2024	0.00% to 0.70%	3,573	73.66 to 63.25	249	0.00%	23.92% to 23.05%
2023	0.00% to 0.70%	3,647	59.44 to 51.41	205	0.00%	12.85% to 12.06%
2022	0.00% to 0.70%	3,821	52.67 to 45.87	191	0.00%	(31.13)% to (31.61)%
2021	0.00% to 0.70%	4,071	76.48 to 67.08	295	0.00%	18.79% to 17.96%
2020	0.00% to 0.70%	4,169	64.38 to 56.86	256	0.00%	40.24% to 39.26%
Invesco V.I. EQV International Equity Fund — Series II shares
2024	0.00% to 0.70%	23,715	31.53 to 27.37	715	1.50%	0.34% to (0.36)%
2023	0.00% to 0.70%	26,198	31.43 to 27.47	792	0.00%	17.87% to 17.04%
2022	0.00% to 0.70%	24,963	26.66 to 23.47	640	1.44%	(18.50)% to (19.07)%
2021	0.00% to 0.70%	24,911	32.72 to 29.01	786	0.99%	5.61% to 4.87%
2020	0.00% to 0.70%	28,405	30.98 to 27.66	844	1.01%	13.74% to 12.94%
Invesco V.I. Equity and Income Fund — Series I shares
2024 (7)	0.70% to 1.30%	136,459	10.69 to 10.64	1,455	1.64%	6.85% to 6.41%
Invesco V.I. Equity and Income Fund — Series II shares
2024 (7)	0.00% to 0.70%	22,473	10.72 to 10.67	241	1.57%	7.19% to 6.68%
Invesco V.I. Global Fund — Series II shares
2024	0.00% to 0.70%	73,196	67.62 to 46.06	3,697	0.00%	15.78% to 14.97%
2023	0.00% to 0.70%	78,329	58.40 to 40.06	3,446	0.00%	34.45% to 33.51%
2022	0.00% to 0.70%	82,438	43.44 to 30.01	2,704	0.00%	(31.94)% to (32.41)%
2021	0.00% to 0.70%	89,698	63.82 to 44.40	4,348	0.00%	15.17% to 14.36%
2020	0.00% to 0.70%	109,016	55.41 to 38.82	4,693	0.57%	27.34% to 26.44%
Invesco V.I. Global Strategic Income Fund — Series I shares
2024	0.70% to 1.30%	67,321	11.17 to 10.38	744	3.04%	2.43% to 1.81%
2023	0.70% to 1.30%	73,652	10.91 to 10.20	794	0.00%	8.12% to 7.48%
2022	0.70% to 1.30%	75,305	10.09 to 9.49	751	0.00%	(12.08)% to (12.61)%
2021	0.70% to 1.30%	76,043	11.47 to 10.86	863	4.70%	(4.09)% to (4.67)%
2020	0.70% to 1.30%	77,244	11.96 to 11.39	914	5.70%	2.67% to 2.06%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Main Street Fund® — Series II shares
2024	0.00% to 0.70%	45,086	63.82 to 41.84	2,131	0.00%	23.39% to 22.52%
2023	0.00% to 0.70%	46,596	51.72 to 34.15	1,790	0.50%	22.83% to 21.97%
2022	0.00% to 0.70%	49,183	42.11 to 28.00	1,540	1.10%	(20.31)% to (20.87)%
2021	0.00% to 0.70%	55,230	52.84 to 35.38	2,192	0.52%	27.23% to 26.34%
2020	0.00% to 0.70%	58,561	41.53 to 28.00	1,836	0.34%	13.69% to 12.90%
Invesco V.I. Main Street Small Cap Fund® — Series II shares
2024	0.00% to 0.70%	12,915	89.04 to 76.46	1,093	0.00%	12.41% to 11.61%
2023	0.00% to 0.70%	13,257	79.21 to 68.50	1,000	0.83%	17.82% to 17.00%
2022	0.00% to 0.70%	18,308	67.23 to 58.55	1,157	0.25%	(16.04)% to (16.63)%
2021	0.00% to 0.70%	19,372	80.08 to 70.23	1,460	0.18%	22.26% to 21.41%
2020	0.00% to 0.70%	20,272	65.50 to 57.85	1,252	0.37%	19.64% to 18.80%
Allspring Variable Trust
Allspring VT Discovery All Cap Growth Fund — Class 2
2024	0.00% to 0.70%	4,186	65.82 to 59.46	273	0.00%	21.00% to 20.15%
2023	0.00% to 0.70%	3,949	54.40 to 49.49	214	0.00%	33.17% to 32.24%
2022	0.00% to 0.70%	4,551	40.85 to 37.42	185	0.00%	(37.20)% to (37.64)%
2021	0.00% to 0.70%	4,585	65.04 to 60.01	297	0.00%	14.97% to 14.17%
2020	0.00% to 0.70%	5,267	56.57 to 52.56	295	0.00%	43.18% to 42.18%
BNY Mellon
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares
2024	0.00% to 0.70%	5,113	62.98 to 34.13	191	0.53%	24.89% to 24.01%
2023	0.00% to 0.70%	5,998	50.43 to 27.53	178	0.70%	23.82% to 22.96%
2022	0.00% to 0.70%	5,785	40.72 to 22.39	140	0.51%	(22.87)% to (23.41)%
2021	0.00% to 0.70%	6,159	52.80 to 29.23	194	0.74%	27.00% to 26.11%
2020	0.00% to 0.70%	6,128	41.58 to 23.18	153	1.09%	24.14% to 23.27%
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund — Class III Shares
2024	0.00% to 0.70%	3,588	52.75 to 45.62	182	1.41%	11.70% to 10.92%
2023	0.00% to 0.70%	3,964	47.22 to 41.13	180	1.99%	18.63% to 17.80%
2022	0.00% to 0.70%	3,965	39.81 to 34.91	152	1.58%	(16.68)% to (17.26)%
2021	0.00% to 0.70%	4,804	47.78 to 42.19	219	1.15%	13.35% to 12.56%
2020	0.00% to 0.70%	4,815	42.15 to 37.49	194	1.51%	19.66% to 18.82%
BlackRock Basic Value V.I. Fund — Class III Shares
2024	0.00% to 0.70%	5,660	44.41 to 38.40	239	1.77%	10.05% to 9.28%
2023	0.00% to 0.70%	5,806	40.35 to 35.14	223	1.56%	16.24% to 15.43%
2022	0.00% to 0.70%	5,956	34.71 to 30.45	197	1.18%	(5.12)% to (5.79)%
2021	0.00% to 0.70%	6,100	36.59 to 32.32	213	0.96%	21.34% to 20.49%
2020	0.00% to 0.70%	7,698	30.16 to 26.82	219	0.81%	3.13% to 2.41%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
BlackRock Global Allocation V.I. Fund — Class III Shares
2024	0.00% to 0.70%	27,840	33.61 to 29.27	890	1.47%	8.93% to 8.16%
2023	0.00% to 0.70%	28,793	30.86 to 27.06	848	2.54%	12.49% to 11.70%
2022	0.00% to 0.70%	29,827	27.43 to 24.23	784	0.00%	(16.07) to (16.66)%
2021	0.00% to 0.70%	30,798	32.68 to 29.07	964	0.82%	6.42% to 5.67%
2020	0.00% to 0.70%	30,806	30.71 to 27.51	908	1.22%	20.71% to 19.86%
BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares
2024	0.00% to 0.70%	10,544	87.32 to 75.51	897	0.00%	31.39% to 30.46%
2023	0.00% to 0.70%	10,952	66.46 to 57.88	711	0.00%	52.47% to 51.41%
2022	0.00% to 0.70%	11,166	43.59 to 38.23	476	0.00%	(38.25)% to (38.68)%
2021	0.00% to 0.70%	10,889	70.59 to 62.35	751	0.00%	17.78% to 16.96%
2020	0.00% to 0.70%	11,116	59.93 to 53.31	652	0.00%	43.43% to 42.42%
Columbia Funds Variable Series Trust II
CTIVP® — Principal Blue Chip Growth Fund — Class 1
2024	0.00% to 0.70%	39,419	34.45 to 32.41	1,333	0.00%	21.42% to 20.56%
2023	0.00% to 0.70%	40,361	28.37 to 26.88	1,126	0.00%	39.54% to 38.56%
2022	0.00% to 0.70%	40,555	20.33 to 19.40	812	0.00%	(28.00)% to (28.51)%
2021	0.00% to 0.70%	45,078	28.24 to 27.14	1,259	0.00%	18.57% to 17.74%
2020	0.00% to 0.70%	52,386	23.82 to 23.05	1,237	0.00%	31.93% to 31.01%
Columbia Variable Portfolio — Overseas Core Fund — Class 2
2024	0.00% to 0.70%	32,905	15.71 to 14.78	506	4.13%	3.24% to 2.51%
2023	0.00% to 0.70%	34,775	15.22 to 14.42	519	1.71%	15.32% to 14.52%
2022	0.00% to 0.70%	38,610	13.20 to 12.59	501	0.76%	(14.90)% to (15.50)%
2021	0.00% to 0.70%	39,709	15.51 to 14.90	607	1.09%	9.74% to 8.98%
2020	0.00% to 0.70%	43,656	14.13 to 13.67	610	1.44%	8.83% to 8.06%
Eaton Vance Variable Trust
VT Floating- Rate Income Fund
2024	0.00% to 0.70%	24,047	22.72 to 19.51	514	7.86%	7.68% to 6.92%
2023	0.00% to 0.70%	25,895	21.10 to 18.25	518	8.19%	11.21% to 10.44%
2022	0.00% to 0.70%	26,459	18.98 to 16.53	479	4.61%	(2.73)% to (3.41)%
2021	0.00% to 0.70%	34,413	19.51 to 17.11	656	2.90%	3.63% to 2.90%
2020	0.00% to 0.70%	35,673	18.83 to 16.63	657	3.35%	2.00% to 1.28%
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II — Primary Shares
2024	0.70% to 1.30%	9,261	52.73 to 44.01	452	4.79%	5.52% to 4.88%
2023	0.70% to 1.30%	7,632	49.98 to 41.97	360	6.07%	11.93% to 11.26%
2022	0.70% to 1.30%	8,789	44.65 to 37.72	374	5.59%	(12.40)% to (12.92)%
2021	0.70% to 1.30%	9,163	50.97 to 43.32	445	4.84%	4.11% to 3.49%
2020	0.70% to 1.30%	10,854	48.95 to 41.86	509	5.95%	4.85% to 4.22%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Federated Hermes High Income Bond Fund II — Service Shares
2024	0.00% to 0.70%	23,105	40.06 to 32.21	847	5.28%	5.85% to 5.11%
2023	0.00% to 0.70%	24,539	37.84 to 30.64	853	5.54%	12.47% to 11.68%
2022	0.00% to 0.70%	24,976	33.65 to 27.44	773	5.37%	(11.92)% to (12.54)%
2021	0.00% to 0.70%	25,916	38.20 to 31.37	912	4.62%	4.44% to 3.71%
2020	0.00% to 0.70%	25,871	36.57 to 30.24	874	5.87%	5.46% to 4.72%
Federated Hermes Kaufmann Fund II — Service Shares
2024	0.00% to 0.70%	12,726	76.97 to 66.09	935	0.64%	16.78% to 15.95%
2023	0.00% to 0.70%	14,260	65.91 to 57.00	897	0.00%	14.86% to 14.06%
2022	0.00% to 0.70%	15,492	57.38 to 49.97	851	0.00%	(30.26)% to (30.75)%
2021	0.00% to 0.70%	19,378	82.28 to 72.16	1,527	0.00%	2.26% to 1.55%
2020	0.00% to 0.70%	21,520	80.46 to 71.06	1,665	0.00%	28.48% to 27.58%
Federated Hermes Managed Volatility Fund II — Primary Shares
2024	0.70% to 1.30%	11,499	47.97 to 40.04	532	2.37%	14.74% to 14.05%
2023	0.70% to 1.30%	14,136	41.81 to 35.11	564	1.75%	7.92% to 7.28%
2022	0.70% to 1.30%	13,466	38.74 to 32.73	496	1.90%	(14.36)% to (14.87)%
2021	0.70% to 1.30%	14,898	45.24 to 38.44	641	1.95%	17.68% to 16.98%
2020	0.70% to 1.30%	18,056	38.44 to 32.87	651	2.63%	0.22% to (0.38)%
Fidelity® Variable Insurance Products Fund
VIP Asset Manager Portfolio — Initial Class
2024	0.70% to 1.30%	51,854	88.97 to 71.94	4,212	2.29%	7.73% to 7.08%
2023	0.70% to 1.30%	58,950	82.58 to 67.18	4,420	2.31%	12.16% to 11.48%
2022	0.70% to 1.30%	62,740	73.63 to 60.26	4,203	2.07%	(15.53)% to (16.04)%
2021	0.70% to 1.30%	64,392	87.17 to 71.77	5,127	1.63%	9.15% to 8.49%
2020	0.70% to 1.30%	66,820	79.86 to 66.15	4,880	1.49%	14.06% to 13.38%
VIP Asset Manager Portfolio — Service Class 2
2024	0.00% to 0.70%	4,519	31.41 to 27.16	127	2.40%	8.23% to 7.47%
2023	0.00% to 0.70%	4,394	29.02 to 25.28	115	2.26%	12.65% to 11.87%
2022	0.00% to 0.70%	4,255	25.76 to 22.59	100	1.95%	(15.15)% to (15.74)%
2021	0.00% to 0.70%	4,098	30.36 to 26.82	114	1.30%	9.68% to 8.91%
2020	0.00% to 0.70%	4,534	27.68 to 24.62	117	1.28%	14.54% to 13.73%
VIP Balanced Portfolio — Service Class 2
2024	0.00% to 0.70%	18,595	43.49 to 38.14	776	1.72%	15.63% to 14.81%
2023	0.00% to 0.70%	18,956	37.61 to 33.22	685	1.56%	21.23% to 20.39%
2022	0.00% to 0.70%	19,224	31.02 to 27.59	574	1.06%	(18.19)% to (18.76)%
2021	0.00% to 0.70%	19,823	37.92 to 33.96	726	0.68%	17.99% to 17.17%
2020	0.00% to 0.70%	23,308	32.14 to 28.99	729	1.26%	22.13% to 21.27%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Contrafund® Portfolio — Initial Class
2024	0.70% to 1.30%	94,963	256.59 to 214.16	22,238	0.19%	32.85% to 32.04%
2023	0.70% to 1.30%	102,052	193.14 to 162.19	18,037	0.48%	32.52% to 31.73%
2022	0.70% to 1.30%	112,078	145.75 to 123.12	15,009	0.49%	(26.83)% to (27.27)%
2021	0.70% to 1.30%	122,032	199.18 to 169.28	22,420	0.06%	26.94% to 26.18%
2020	0.70% to 1.30%	132,602	156.91 to 134.16	19,220	0.25%	29.65% to 28.87%
VIP Contrafund® Portfolio — Service Class 2
2024	0.00% to 0.70%	98,134	108.99 to 73.46	8,025	0.03%	33.45% to 32.51%
2023	0.00% to 0.70%	110,758	81.67 to 55.44	6,815	0.26%	33.12% to 32.19%
2022	0.00% to 0.70%	127,821	61.36 to 41.94	5,884	0.25%	(26.49)% to (27.00)%
2021	0.00% to 0.70%	140,392	83.46 to 57.45	8,910	0.03%	27.51% to 26.62%
2020	0.00% to 0.70%	148,706	65.46 to 45.37	7,413	0.09%	30.23% to 29.32%
VIP Dynamic Capital Appreciation Portfolio — Service Class 2
2024	0.00% to 0.70%	4,057	100.87 to 86.62	356	0.05%	25.19% to 24.31%
2023	0.00% to 0.70%	4,425	80.57 to 69.68	312	0.12%	28.72% to 27.83%
2022	0.00% to 0.70%	4,695	62.59 to 54.51	259	0.11%	(21.05)% to (21.60)%
2021	0.00% to 0.70%	4,541	79.28 to 69.53	319	0.12%	24.27% to 23.40%
2020	0.00% to 0.70%	4,769	63.80 to 56.35	271	0.05%	33.34% to 32.41%
VIP Equity-Income PortfolioSM — Initial Class
2024	0.70% to 1.30%	47,183	217.72 to 150.62	8,958	1.73%	14.53% to 13.84%
2023	0.70% to 1.30%	54,070	190.09 to 132.31	8,895	1.84%	9.88% to 9.22%
2022	0.70% to 1.30%	66,487	173.00 to 121.14	9,731	1.85%	(5.62)% to (6.19)%
2021	0.70% to 1.30%	72,435	183.31 to 129.14	11,253	1.86%	24.02% to 23.28%
2020	0.70% to 1.30%	79,817	147.81 to 104.75	10,068	1.78%	5.95% to 5.31%
VIP Equity-Income PortfolioSM — Service Class 2
2024	0.00% to 0.70%	52,935	53.07 to 41.93	2,429	1.61%	15.06% to 14.25%
2023	0.00% to 0.70%	56,777	46.12 to 36.70	2,276	1.77%	10.38% to 9.61%
2022	0.00% to 0.70%	59,026	41.79 to 33.48	2,147	1.70%	(5.25)% to (5.91)%
2021	0.00% to 0.70%	64,392	44.10 to 35.59	2,491	1.65%	24.60% to 23.73%
2020	0.00% to 0.70%	70,537	35.39 to 28.76	2,208	2.07%	6.44% to 5.69%
VIP Growth & Income Portfolio — Initial Class
2024	0.70% to 1.30%	27,391	84.90 to 71.86	2,268	1.44%	21.35% to 20.62%
2023	0.70% to 1.30%	29,071	69.96 to 59.57	1,981	1.68%	17.89% to 17.18%
2022	0.70% to 1.30%	30,080	59.34 to 50.84	1,739	1.62%	(5.61)% to (6.18)%
2021	0.70% to 1.30%	30,028	62.87 to 54.19	1,863	2.37%	25.07% to 24.32%
2020	0.70% to 1.30%	31,927	50.27 to 43.59	1,584	2.06%	7.09% to 6.45%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Growth & Income Portfolio — Service Class 2
2024	0.00% to 0.70%	31,455	66.28 to 45.80	1,662	1.25%	21.96% to 21.10%
2023	0.00% to 0.70%	33,749	54.35 to 37.82	1,454	1.47%	18.37% to 17.54%
2022	0.00% to 0.70%	35,903	45.91 to 32.18	1,312	1.38%	(5.17)% to (5.84)%
2021	0.00% to 0.70%	40,699	48.42 to 34.17	1,582	2.25%	25.64% to 24.76%
2020	0.00% to 0.70%	40,607	38.54 to 27.39	1,254	1.95%	7.59% to 6.84%
VIP Growth Opportunities Portfolio — Initial Class
2024	0.70% to 1.30%	16,158	118.68 to 100.45	1,846	0.00%	37.91% to 37.08%
2023	0.70% to 1.30%	15,881	86.05 to 73.28	1,328	0.00%	44.63% to 43.77%
2022	0.70% to 1.30%	18,746	59.50 to 50.97	1,089	0.00%	(38.58)% to (38.95)%
2021	0.70% to 1.30%	23,957	96.87 to 83.49	2,215	0.00%	11.16% to 10.49%
2020	0.70% to 1.30%	24,509	87.15 to 75.56	2,044	0.01%	67.47% to 66.47%
VIP Growth Portfolio — Initial Class
2024	0.70% to 1.30%	55,568	470.06 to 311.85	21,859	0.00%	29.47% to 28.69%
2023	0.70% to 1.30%	59,216	363.07 to 242.34	18,128	0.13%	35.29% to 34.48%
2022	0.70% to 1.30%	63,805	268.37 to 180.21	14,534	0.62%	(24.98)% to (25.43)%
2021	0.70% to 1.30%	69,665	357.75 to 241.68	21,182	0.00%	22.35% to 21.62%
2020	0.70% to 1.30%	74,178	292.39 to 198.72	18,501	0.08%	42.88% to 42.02%
VIP Growth Portfolio — Service Class 2
2024	0.00% to 0.70%	80,098	93.77 to 53.94	4,698	0.00%	30.07% to 29.16%
2023	0.00% to 0.70%	83,416	72.09 to 41.77	3,792	0.00%	35.89% to 34.94%
2022	0.00% to 0.70%	87,706	53.05 to 30.95	2,953	0.35%	(24.64)% to (25.17)%
2021	0.00% to 0.70%	91,593	70.40 to 41.36	4,111	0.00%	22.90% to 22.04%
2020	0.00% to 0.70%	94,748	57.28 to 33.89	3,473	0.05%	43.55% to 42.54%
VIP Mid Cap Portfolio — Service Class 2
2024	0.00% to 1.30%	67,134	90.69 to 75.97	5,245	0.35%	17.18% to 15.64%
2023	0.00% to 1.30%	71,876	77.40 to 65.70	4,845	0.38%	14.80% to 13.32%
2022	0.00% to 1.30%	81,588	67.42 to 57.97	4,800	0.26%	(14.97)% to (16.07)%
2021	0.00% to 1.30%	89,286	79.28 to 69.07	6,243	0.36%	25.31% to 23.68%
2020	0.00% to 1.30%	94,275	63.27 to 55.85	5,293	0.36%	17.87% to 16.34%
VIP Overseas Portfolio — Initial Class
2024	0.70% to 1.30%	41,834	77.76 to 51.50	2,856	1.66%	4.31% to 3.68%
2023	0.70% to 1.30%	42,295	74.55 to 49.67	2,741	1.02%	19.67% to 18.95%
2022	0.70% to 1.30%	48,256	62.30 to 41.76	2,596	1.07%	(25.01)% to (25.46)%
2021	0.70% to 1.30%	50,466	83.08 to 56.03	3,619	0.52%	18.86% to 18.15%
2020	0.70% to 1.30%	52,936	69.89 to 47.42	3,198	0.44%	14.80% to 14.11%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Value Strategies Portfolio — Service Class 2
2024	0.00% to 0.70%	11,319	54.14 to 46.82	601	0.76%	9.16% to 8.39%
2023	0.00% to 0.70%	13,289	49.60 to 43.20	647	0.94%	20.61% to 19.77%
2022	0.00% to 0.70%	13,643	41.12 to 36.07	548	0.89%	(7.35)% to (8.00)%
2021	0.00% to 0.70%	13,199	44.39 to 39.20	574	1.29%	33.34% to 32.41%
2020	0.00% to 0.70%	13,955	33.29 to 29.61	453	1.05%	8.02% to 7.26%
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund — Class 2 Shares
2024	0.00% to 0.70%	27,574	31.82 to 27.71	865	5.16%	7.20% to 6.45%
2023	0.00% to 0.70%	28,390	29.68 to 26.03	831	5.10%	8.62% to 7.86%
2022	0.00% to 0.70%	32,177	27.33 to 24.14	869	4.85%	(5.47)% to (6.13)%
2021	0.00% to 0.70%	46,778	28.91 to 25.71	1,342	4.65%	16.75% to 15.94%
2020	0.00% to 0.70%	52,265	24.76 to 22.18	1,286	5.89%	0.69% to (0.01)%
Franklin Mutual Shares VIP Fund — Class 2 Shares
2024	0.00% to 0.70%	12,728	27.52 to 24.14	338	1.98%	11.27% to 10.49%
2023	0.00% to 0.70%	14,326	24.74 to 21.85	343	1.87%	13.46% to 12.67%
2022	0.00% to 0.70%	15,879	21.80 to 19.39	337	1.78%	(7.43)% to (8.08)%
2021	0.00% to 0.70%	18,670	23.55 to 21.09	430	2.76%	19.17% to 18.33%
2020	0.00% to 0.70%	21,904	19.76 to 17.83	425	2.88%	(5.04)% to (5.71)%
Templeton Foreign VIP Fund — Class 1 Shares
2024	0.70% to 1.30%	25,661	18.68 to 16.55	461	2.60%	(1.49)% to (2.09)%
2023	0.70% to 1.30%	28,702	18.96 to 16.91	525	3.39%	20.25% to 19.53%
2022	0.70% to 1.30%	35,023	15.77 to 14.14	536	3.44%	(8.03)% to (8.58)%
2021	0.70% to 1.30%	32,543	17.15 to 15.47	547	2.03%	3.70% to 3.08%
2020	0.70% to 1.30%	36,223	16.53 to 15.01	587	3.60%	(1.61)% to (2.20)%
Templeton Global Bond VIP Fund — Class 1 Shares
2024	0.70% to 1.30%	52,009	15.57 to 13.79	741	0.00%	(11.76)% to (12.29)%
2023	0.70% to 1.30%	54,719	17.64 to 15.73	890	0.00%	2.47% to 1.86%
2022	0.70% to 1.30%	58,990	17.21 to 15.44	941	0.00%	(5.51)% to (6.08)%
2021	0.70% to 1.30%	50,127	18.22 to 16.44	860	0.00%	(5.29)% to (5.86)%
2020	0.70% to 1.30%	58,111	19.24 to 17.46	1,057	8.41%	(5.74)% to (6.31)%
Templeton Growth VIP Fund — Class 2 Shares
2024	0.00% to 0.70%	6,050	19.82 to 17.38	118	0.94%	5.40% to 4.66%
2023	0.00% to 0.70%	6,228	18.80 to 16.60	115	3.39%	21.01% to 20.16%
2022	0.00% to 0.70%	7,852	15.54 to 13.82	120	0.15%	(11.50)% to (12.12)%
2021	0.00% to 0.70%	9,478	17.56 to 15.72	165	1.11%	4.87% to 4.14%
2020	0.00% to 0.70%	11,217	16.74 to 15.10	186	3.03%	5.80% to 5.06%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares
2024	0.00% to 1.30%	902,325	11.62 to 9.88	9,479	4.79%	4.91% to 3.54%
2023	0.00% to 1.30%	923,181	11.07 to 9.54	9,387	4.69%	4.79% to 3.43%
2022	0.00% to 1.30%	849,775	10.57 to 9.22	8,308	1.36%	1.37% to 0.06%
2021	0.00% to 1.30%	865,690	10.42 to 9.22	8,441	0.01%	0.01% to (1.29)%
2020	0.00% to 1.30%	943,593	10.42 to 9.34	9,293	0.25%	0.27% to (1.03)%
Goldman Sachs Large Cap Value Fund — Institutional Shares
2024	0.70% to 1.30%	30,605	35.43 to 30.17	1,035	1.35%	16.27% to 15.57%
2023	0.70% to 1.30%	34,006	30.47 to 26.10	986	1.80%	12.22% to 11.55%
2022	0.70% to 1.30%	34,780	27.15 to 23.40	899	1.39%	(7.02)% to (7.58)%
2021	0.70% to 1.30%	35,589	29.20 to 25.32	992	1.19%	23.26% to 22.52%
2020	0.70% to 1.30%	36,237	23.69 to 20.67	822	1.42%	3.25% to 2.63%
Goldman Sachs Mid Cap Value Fund — Institutional Shares
2024	0.00% to 1.30%	55,652	52.16 to 69.89	4,173	1.02%	12.40% to 10.93%
2023	0.00% to 1.30%	58,757	46.40 to 63.01	3,957	1.01%	11.42% to 9.98%
2022	0.00% to 1.30%	62,992	41.65 to 57.29	3,841	0.68%	(9.99)% to (11.15)%
2021	0.00% to 1.30%	67,278	46.27 to 64.48	4,607	0.48%	30.95% to 29.25%
2020	0.00% to 1.30%	71,998	35.33 to 49.89	3,812	0.63%	8.40% to 6.99%
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares
2024	0.70% to 1.30%	60,015	118.52 to 99.37	6,623	2.03%	14.61% to 13.92%
2023	0.70% to 1.30%	68,836	103.41 to 87.23	6,638	2.10%	14.61% to 13.92%
2022	0.70% to 1.30%	73,148	90.23 to 76.57	6,158	1.39%	(16.99)% to (17.48)%
2021	0.70% to 1.30%	77,729	108.69 to 92.79	7,883	1.10%	16.38% to 15.68%
2020	0.70% to 1.30%	86,565	93.40 to 80.21	7,547	2.41%	13.51% to 12.83%
Janus Henderson Balanced Portfolio — Service Shares
2024	0.00% to 0.70%	65,170	58.48 to 44.82	3,085	1.76%	15.15% to 14.33%
2023	0.00% to 0.70%	68,063	50.79 to 39.20	2,827	1.79%	15.13% to 14.33%
2022	0.00% to 0.70%	73,816	44.11 to 34.29	2,682	1.10%	(16.62)% to (17.20)%
2021	0.00% to 0.70%	81,965	52.91 to 41.41	3,602	0.87%	16.91% to 16.09%
2020	0.00% to 0.70%	87,979	45.25 to 35.67	3,336	2.06%	14.03% to 13.23%
Janus Henderson Enterprise Portfolio — Institutional Shares
2024	0.70% to 1.30%	55,913	186.51 to 154.90	10,069	0.74%	14.79% to 14.10%
2023	0.70% to 1.30%	61,897	162.47 to 135.76	9,705	0.16%	17.25% to 16.55%
2022	0.70% to 1.30%	67,256	138.57 to 116.49	9,003	0.37%	(16.53)% to (17.03)%
2021	0.70% to 1.30%	70,591	166.01 to 140.39	11,334	0.32%	16.01% to 15.32%
2020	0.70% to 1.30%	78,870	143.10 to 121.75	10,885	0.11%	18.64% to 17.92%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Enterprise Portfolio — Service Shares
2024	0.00% to 0.70%	30,652	111.63 to 34.36	1,287	0.64%	15.32% to 14.51%
2023	0.00% to 0.70%	33,656	96.80 to 30.00	1,225	0.09%	17.78% to 16.95%
2022	0.00% to 0.70%	36,084	82.19 to 25.66	1,123	0.26%	(16.15)% to (16.74)%
2021	0.00% to 0.70%	41,836	98.02 to 30.81	1,535	0.24%	16.54% to 15.73%
2020	0.00% to 0.70%	43,450	84.11 to 26.62	1,367	0.04%	19.18% to 18.35%
Janus Henderson Flexible Bond Portfolio — Institutional Shares
2024	0.70% to 1.30%	45,559	34.03 to 28.53	1,446	4.73%	1.24% to 0.62%
2023	0.70% to 1.30%	50,160	33.61 to 28.35	1,555	4.34%	4.77% to 4.14%
2022	0.70% to 1.30%	49,199	32.08 to 27.22	1,451	2.65%	(14.26)% to (14.78)%
2021	0.70% to 1.30%	50,719	37.42 to 31.94	1,749	2.70%	(1.59)% to (2.18)%
2020	0.70% to 1.30%	54,029	38.02 to 32.65	1,901	2.89%	9.71% to 9.05%
Janus Henderson Forty Portfolio — Institutional Shares
2024	0.70% to 1.30%	37,156	220.63 to 186.74	7,759	0.11%	27.56% to 26.79%
2023	0.70% to 1.30%	38,875	172.96 to 147.28	6,374	0.19%	38.99% to 38.16%
2022	0.70% to 1.30%	42,062	124.44 to 106.61	4,957	0.18%	(34.02)% to (34.41)%
2021	0.70% to 1.30%	49,089	188.60 to 162.54	8,739	0.50%	22.04% to 21.30%
2020	0.70% to 1.30%	50,903	154.54 to 133.99	7,447	0.71%	38.42% to 37.59%
Janus Henderson Forty Portfolio — Service Shares
2024	0.00% to 0.70%	27,853	125.61 to 64.36	2,001	0.01%	28.14% to 27.23%
2023	0.00% to 0.70%	29,969	98.03 to 50.59	1,677	0.13%	39.65% to 38.68%
2022	0.00% to 0.70%	31,471	70.20 to 36.48	1,261	0.05%	(33.73)% to (34.19)%
2021	0.00% to 0.70%	33,963	105.92 to 55.43	2,111	0.53%	22.60% to 21.74%
2020	0.00% to 0.70%	36,943	86.39 to 45.53	1,865	0.63%	39.03% to 38.06%
Janus Henderson Global Research Portfolio — Institutional Shares
2024	0.70% to 1.30%	69,644	100.06 to 83.10	6,715	0.75%	22.71% to 21.97%
2023	0.70% to 1.30%	75,072	81.54 to 68.14	5,899	0.93%	25.89% to 25.14%
2022	0.70% to 1.30%	78,410	64.77 to 54.45	4,895	1.62%	(19.97)% to (20.46)%
2021	0.70% to 1.30%	85,074	80.94 to 68.45	6,648	0.52%	17.26% to 16.56%
2020	0.70% to 1.30%	89,033	69.02 to 58.72	5,938	0.82%	19.22% to 18.50%
Janus Henderson Global Research Portfolio — Service Shares
2024	0.00% to 0.70%	26,836	46.90 to 24.49	739	0.60%	23.27% to 22.40%
2023	0.00% to 0.70%	28,378	38.05 to 20.01	637	0.78%	26.47% to 25.59%
2022	0.00% to 0.70%	29,724	30.09 to 15.93	529	1.49%	(19.61)% to (20.17)%
2021	0.00% to 0.70%	31,415	37.43 to 19.96	701	0.37%	17.80% to 16.97%
2020	0.00% to 0.70%	32,257	31.77 to 17.06	612	0.64%	19.76% to 18.92%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Global Technology and Innovation Portfolio — Service Shares
2024	0.00% to 1.30%	37,876	140.48 to 40.07	1,853	0.00%	31.76% to 30.03%
2023	0.00% to 1.30%	39,967	106.62 to 30.82	1,494	0.00%	54.27% to 52.28%
2022	0.00% to 1.30%	37,696	31.44 to 20.24	928	0.00%	(37.12)% to (37.94)%
2021	0.00% to 1.30%	58,932	50.00 to 32.61	2,193	0.65%	17.75% to 16.22%
2020	0.00% to 1.30%	60,381	42.47 to 28.06	1,916	0.00%	50.73% to 48.77%
Janus Henderson Overseas Portfolio — Institutional Shares
2024	0.70% to 1.30%	47,845	67.36 to 56.67	3,025	1.34%	5.09% to 4.45%
2023	0.70% to 1.30%	51,485	64.10 to 54.25	3,080	1.53%	10.10% to 9.44%
2022	0.70% to 1.30%	54,940	58.22 to 49.57	3,003	1.74%	(9.24)% to (9.79)%
2021	0.70% to 1.30%	62,475	64.15 to 54.95	3,761	1.16%	12.79% to 12.11%
2020	0.70% to 1.30%	64,896	56.88 to 49.02	3,472	1.35%	15.48% to 14.78%
Janus Henderson Overseas Portfolio — Service Shares
2024	0.00% to 0.70%	6,249	28.38 to 22.74	159	1.30%	5.58% to 4.83%
2023	0.00% to 0.70%	6,477	26.88 to 21.69	156	1.41%	10.58% to 9.81%
2022	0.00% to 0.70%	7,036	24.31 to 19.75	154	1.69%	(8.84)% to (9.47)%
2021	0.00% to 0.70%	7,283	26.67 to 21.82	175	1.02%	13.29% to 12.49%
2020	0.00% to 0.70%	8,080	23.54 to 19.40	174	1.22%	16.02% to 15.21%
Janus Henderson Research Portfolio — Institutional Shares
2024	0.70% to 1.30%	68,045	154.06 to 127.96	9,899	0.03%	34.36% to 33.54%
2023	0.70% to 1.30%	73,106	114.67 to 95.82	7,942	0.14%	42.17% to 41.32%
2022	0.70% to 1.30%	77,965	80.65 to 67.80	5,952	0.70%	(30.38)% to (30.80)%
2021	0.70% to 1.30%	81,346	115.85 to 97.98	8,949	0.10%	19.49% to 18.77%
2020	0.70% to 1.30%	87,909	96.95 to 82.49	8,081	0.54%	32.02% to 31.23%
Janus Henderson Research Portfolio — Service Shares
2024	0.00% to 0.70%	11,776	52.09 to 40.56	500	0.00%	34.96% to 34.01%
2023	0.00% to 0.70%	12,055	38.59 to 30.27	384	0.06%	42.81% to 41.81%
2022	0.00% to 0.70%	12,829	27.03 to 21.34	287	0.55%	(30.06)% to (30.55)%
2021	0.00% to 0.70%	14,837	38.64 to 30.73	491	0.02%	20.05% to 19.21%
2020	0.00% to 0.70%	15,603	50.97 to 25.78	432	0.36%	32.58% to 31.65%
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Dividend Strategy Portfolio — Class I
2024	0.70% to 1.30%	25,830	38.81 to 34.89	955	1.33%	16.02% to 15.32%
2023	0.70% to 1.30%	27,617	33.45 to 30.25	885	2.09%	13.40% to 12.72%
2022	0.70% to 1.30%	29,385	29.50 to 26.84	833	1.45%	(8.74)% to (9.29)%
2021	0.70% to 1.30%	27,834	32.32 to 29.59	864	1.54%	25.91% to 25.16%
2020	0.70% to 1.30%	28,148	25.67 to 23.64	699	1.40%	6.92% to 6.27%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
ClearBridge Variable Dividend Strategy Portfolio — Class II
2024	0.70% to 0.70%	694	37.86 to 37.86	26	1.16%	15.86% to 15.86%
2023	0.70% to 0.70%	697	32.67 to 32.67	23	1.99%	13.21% to 13.21%
2022	0.70% to 0.70%	702	28.86 to 28.86	20	0.46%	(8.87)% to (8.87)%
2021	0.70% to 0.70%	2,485	31.67 to 31.67	79	1.39%	25.73% to 25.73%
2020	0.70% to 0.70%	2,497	25.19 to 25.19	63	1.16%	6.74% to 6.74%
ClearBridge Variable Growth Portfolio — Class II
2024	0.00% to 0.70%	5,590	62.30 to 53.50	338	0.11%	12.42% to 11.63%
2023	0.00% to 0.70%	6,196	55.42 to 47.93	334	0.07%	24.13% to 23.27%
2022	0.00% to 0.70%	6,546	44.64 to 38.88	283	0.00%	(26.59)% to (27.10)%
2021	0.00% to 0.70%	7,070	60.81 to 53.33	414	0.17%	10.04% to 9.27%
2020	0.00% to 0.70%	7,120	55.26 to 48.81	380	0.58%	17.73% to 16.90%
ClearBridge Variable Large Cap Value Portfolio — Class I
2024	0.00% to 1.30%	15,503	22.73 to 56.95	838	1.24%	8.08% to 6.67%
2023	0.00% to 1.30%	17,242	21.03 to 53.39	886	1.31%	15.09% to 13.61%
2022	0.00% to 1.30%	18,038	18.27 to 46.99	815	1.33%	(6.43)% to (7.64)%
2021	0.00% to 1.30%	18,393	19.53 to 50.88	936	1.05%	26.21% to 24.57%
2020	0.00% to 1.30%	18,826	15.47 to 40.85	767	1.38%	5.25% to 3.88%
Lincoln Variable Insurance Products Trust
LVIP American Century Inflation Protection Fund — Service Class
2024	0.00% to 0.70%	11,885	17.18 to 14.96	199	3.77%	1.54% to 0.82%
2023	0.00% to 0.70%	11,902	16.92 to 14.83	197	3.33%	3.40% to 2.68%
2022	0.00% to 0.70%	11,769	16.36 to 14.45	188	5.54%	(13.08)% to (13.68)%
2021	0.00% to 0.70%	30,163	18.82 to 16.74	562	3.15%	6.27% to 5.52%
2020	0.00% to 0.70%	30,154	17.71 to 15.86	529	1.19%	9.55% to 8.79%
MFS® Variable Insurance Trust
MFS® Investors Trust Series — Service Class Shares
2024	0.00% to 0.70%	9,685	66.02 to 43.14	529	0.47%	19.22% to 18.38%
2023	0.00% to 0.70%	9,807	55.38 to 36.44	449	0.47%	18.66% to 17.84%
2022	0.00% to 0.70%	9,908	46.67 to 30.92	382	0.39%	(16.69)% to (17.27)%
2021	0.00% to 0.70%	9,946	56.01 to 37.38	459	0.42%	26.51% to 25.62%
2020	0.00% to 0.70%	10,445	44.28 to 29.75	376	0.43%	13.60% to 12.80%
MFS® New Discovery Series — Service Class Shares
2024	0.00% to 1.30%	19,046	55.93 to 55.57	869	0.00%	6.44% to 5.04%
2023	0.00% to 1.30%	20,674	52.55 to 52.90	893	0.00%	14.25% to 12.78%
2022	0.00% to 1.30%	22,269	45.99 to 46.90	839	0.00%	(29.99)% to (30.90)%
2021	0.00% to 1.30%	24,106	65.70 to 67.88	1,290	0.00%	1.57% to 0.26%
2020	0.00% to 1.30%	27,154	64.68 to 67.71	1,453	0.00%	45.58% to 43.69%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
MFS® Total Return Series — Service Class Shares
2024	0.00% to 0.70%	24,927	32.06 to 27.92	785	2.31%	7.46% to 6.70%
2023	0.00% to 0.70%	25,194	29.83 to 26.16	739	1.85%	10.22% to 9.45%
2022	0.00% to 0.70%	25,685	27.07 to 23.91	684	1.43%	(9.84)% to (10.47)%
2021	0.00% to 0.70%	35,524	30.02 to 26.70	1,055	1.62%	13.84% to 13.04%
2020	0.00% to 0.70%	35,727	26.37 to 23.62	933	2.07%	9.52% to 8.75%
MFS® Utilities Series — Service Class Shares
2024	0.00% to 0.70%	37,962	82.12 to 45.03	1,865	2.11%	11.34% to 10.56%
2023	0.00% to 0.70%	39,529	73.75 to 40.73	1,754	3.38%	(2.33)% to (3.01)%
2022	0.00% to 0.70%	42,713	75.51 to 42.00	1,955	2.21%	0.48% to (0.22)%
2021	0.00% to 0.70%	45,032	75.15 to 42.09	2,056	1.53%	13.82% to 13.03%
2020	0.00% to 0.70%	47,130	66.03 to 37.24	1,900	2.20%	5.62% to 4.88%
MFS® Variable Insurance Trust II
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares
2024	0.00% to 0.70%	37,937	33.23 to 31.02	1,221	0.13%	15.98% to 15.16%
2023	0.00% to 0.70%	38,249	28.65 to 26.94	1,065	0.05%	23.70% to 22.84%
2022	0.00% to 0.70%	39,210	23.16 to 21.93	886	0.00%	(19.45)% to (20.01)%
2021	0.00% to 0.70%	44,203	28.75 to 27.42	1,246	0.03%	25.66% to 24.78%
2020	0.00% to 0.70%	46,028	22.88 to 21.97	1,036	0.22%	22.20% to 21.34%
PIMCO Variable Insurance Trust
All Asset Portfolio — Advisor Class Shares
2024	0.00% to 0.70%	11,828	24.50 to 21.33	281	6.30%	3.57% to 2.84%
2023	0.00% to 0.70%	10,060	23.65 to 20.74	230	2.84%	8.02% to 7.26%
2022	0.00% to 0.70%	9,479	21.89 to 19.34	201	7.56%	(11.87)% to (12.48)%
2021	0.00% to 0.70%	9,051	24.84 to 22.10	219	10.98%	16.04% to 15.23%
2020	0.00% to 0.70%	14,211	21.41 to 19.18	299	4.87%	7.91% to 7.15%
High Yield Portfolio — Administrative Class Shares
2024	0.00% to 0.70%	30,747	39.30 to 32.59	1,100	5.83%	6.89% to 6.13%
2023	0.00% to 0.70%	36,005	36.76 to 30.71	1,224	5.66%	12.22% to 11.43%
2022	0.00% to 0.70%	37,703	32.76 to 27.56	1,147	5.04%	(10.28)% to (10.91)%
2021	0.00% to 0.70%	40,897	36.52 to 30.93	1,393	4.44%	3.63% to 2.91%
2020	0.00% to 0.70%	46,842	35.24 to 30.06	1,550	4.87%	5.74% to 5.00%
International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares
2024	0.00% to 0.70%	4,539	30.11 to 25.37	120	3.60%	5.46% to 4.72%
2023	0.00% to 0.70%	4,899	28.55 to 24.23	124	2.59%	9.02% to 8.25%
2022	0.00% to 0.70%	4,676	26.19 to 22.38	109	1.46%	(10.15)% to (10.78)%
2021	0.00% to 0.70%	6,732	29.15 to 25.09	180	1.58%	(1.96)% to (2.64)%
2020	0.00% to 0.70%	6,839	29.73 to 25.77	187	6.10%	5.56% to 4.82%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Long-Term U.S. Government Portfolio — Administrative Class Shares
2024	0.00% to 0.70%	47,276	28.69 to 24.77	1,257	2.73%	(6.01)% to (6.68)%
2023	0.00% to 0.70%	47,793	30.53 to 26.54	1,363	2.38%	3.99% to 3.26%
2022	0.00% to 0.70%	49,475	29.36 to 25.70	1,365	2.04%	(28.87)% to (29.37)%
2021	0.00% to 0.70%	51,295	41.27 to 36.39	2,005	1.56%	(4.78)% to (5.45)%
2020	0.00% to 0.70%	49,412	43.35 to 38.49	2,036	1.67%	17.39% to 16.57%
Low Duration Portfolio — Administrative Class Shares
2024	0.00% to 0.70%	40,022	16.37 to 14.26	596	3.98%	4.50% to 3.76%
2023	0.00% to 0.70%	40,085	15.67 to 13.74	582	3.59%	4.97% to 4.24%
2022	0.00% to 0.70%	43,222	14.93 to 13.18	597	1.67%	(5.74)% to (6.40)%
2021	0.00% to 0.70%	45,382	15.84 to 14.09	667	0.53%	(0.93)% to (1.62)%
2020	0.00% to 0.70%	40,929	15.99 to 14.32	617	1.04%	2.99% to 2.27%
Total Return Portfolio — Administrative Class Shares
2024	0.00% to 1.30%	173,684	27.15 to 16.28	4,038	4.04%	2.53% to 1.19%
2023	0.00% to 1.30%	188,159	26.48 to 16.09	4,287	3.56%	5.93% to 4.56%
2022	0.00% to 1.30%	205,991	24.99 to 15.39	4,419	2.60%	(14.30)% to (15.41)%
2021	0.00% to 1.30%	220,820	29.16 to 18.19	5,658	1.82%	(1.27)% to (2.55)%
2020	0.00% to 1.30%	255,827	29.54 to 18.66	6,671	2.14%	8.65% to 7.24%
Rydex Variable Trust
NASDAQ — 100® Fund
2024	0.00% to 0.70%	15,144	120.21 to 39.49	708	0.21%	23.91% to 23.03%
2023	0.00% to 0.70%	15,088	97.02 to 32.10	569	0.00%	53.22% to 52.15%
2022	0.00% to 0.70%	15,226	63.32 to 21.10	376	0.00%	(34.14)% to (34.60)%
2021	0.00% to 0.70%	19,123	96.14 to 32.26	734	0.00%	25.54% to 24.66%
2020	0.00% to 0.70%	21,325	76.58 to 25.88	647	0.29%	44.96% to 43.94%
State Street Variable Insurance Series Funds, Inc.
Income V.I.S. Fund — Class 1 Shares
2024	0.00% to 1.30%	52,888	17.62 to 16.04	931	3.25%	(0.82)% to (2.11)%
2023	0.00% to 1.30%	53,663	17.77 to 16.39	958	1.97%	4.68% to 3.33%
2022	0.00% to 1.30%	58,450	16.97 to 15.86	1,010	2.35%	(14.38)% to (15.49)%
2021	0.00% to 1.30%	69,547	19.82 to 18.77	1,409	2.07%	(1.81)% to (3.09)%
2020	0.00% to 1.30%	82,059	20.19 to 19.37	1,712	2.43%	7.03% to 5.64%
Premier Growth Equity V.I.S. Fund — Class 1 Shares
2024	0.00% to 1.30%	52,662	97.14 to 68.62	4,273	0.00%	31.06% to 29.34%
2023	0.00% to 1.30%	56,638	74.12 to 53.06	3,519	0.00%	46.28% to 44.39%
2022	0.00% to 1.30%	61,150	50.67 to 36.75	2,609	0.00%	(30.43)% to (31.33)%
2021	0.00% to 1.30%	63,792	72.83 to 53.51	3,932	0.00%	24.97% to 23.35%
2020	0.00% to 1.30%	81,822	58.28 to 43.38	4,040	0.03%	33.61% to 31.88%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Real Estate Securities V.I.S. Fund — Class 1 Shares
2024	0.00% to 1.30%	31,294	73.91 to 124.98	3,554	1.76%	10.46% to 9.02%
2023	0.00% to 1.30%	33,021	66.91 to 114.63	3,453	2.23%	13.50% to 12.03%
2022	0.00% to 1.30%	36,728	58.95 to 102.32	3,414	1.37%	(24.93)% to (25.90)%
2021	0.00% to 1.30%	40,105	78.53 to 138.08	5,031	2.23%	41.80% to 39.97%
2020	0.00% to 1.30%	44,042	55.38 to 98.65	3,929	0.51%	(5.23)% to (6.46)%
S&P 500® Index V.I.S. Fund — Class 1 Shares
2024	0.00% to 1.30%	188,879	77.82 to 218.44	37,930	1.12%	24.63% to 23.00%
2023	0.00% to 1.30%	212,495	62.44 to 177.60	33,319	1.34%	25.96% to 24.33%
2022	0.00% to 1.30%	228,540	49.57 to 142.84	28,727	1.33%	(18.31)% to (19.37)%
2021	0.00% to 1.30%	249,553	60.69 to 177.16	37,410	1.12%	28.27% to 26.61%
2020	0.00% to 1.30%	268,626	47.31 to 139.93	30,915	1.74%	17.92% to 16.39%
Small-Cap Equity V.I.S. Fund — Class 1 Shares
2024	0.00% to 1.30%	49,379	77.25 to 55.61	3,266	0.11%	10.32% to 8.88%
2023	0.00% to 1.30%	53,137	70.02 to 51.07	3,192	0.00%	13.55% to 12.09%
2022	0.00% to 1.30%	56,610	61.67 to 45.57	3,010	0.00%	(15.40)% to (16.49)%
2021	0.00% to 1.30%	60,188	72.89 to 54.56	3,815	0.00%	20.53% to 18.97%
2020	0.00% to 1.30%	68,612	60.47 to 45.86	3,644	0.00%	14.53% to 13.04%
Total Return V.I.S. Fund — Class 1 Shares
2024	0.00% to 1.30%	76,813	34.85 to 81.10	3,955	4.34%	11.31% to 9.86%
2023	0.00% to 1.30%	95,136	31.31 to 73.83	4,206	2.28%	15.48% to 13.99%
2022	0.00% to 1.30%	108,332	27.11 to 64.76	4,103	0.92%	(16.51)% to (17.59)%
2021	0.00% to 1.30%	116,463	32.47 to 78.59	5,254	2.09%	13.45% to 11.98%
2020	0.00% to 1.30%	124,180	28.62 to 70.18	5,000	1.92%	6.44% to 5.06%
Total Return V.I.S. Fund — Class 3 Shares
2024	0.00% to 0.70%	17,873	24.33 to 21.34	434	4.41%	11.06% to 10.27%
2023	0.00% to 0.70%	18,134	21.91 to 19.35	396	2.10%	15.21% to 14.40%
2022	0.00% to 0.70%	18,315	19.02 to 16.92	347	0.39%	(16.72)% to (17.30)%
2021	0.00% to 0.70%	25,020	22.84 to 20.46	570	1.79%	13.20% to 12.41%
2020	0.00% to 0.70%	29,024	20.17 to 18.20	585	1.61%	6.14% to 5.39%
U.S. Equity V.I.S. Fund — Class 1 Shares
2024	0.00% to 1.30%	36,421	73.63 to 58.42	2,451	0.41%	24.55% to 22.92%
2023	0.00% to 1.30%	39,429	59.12 to 47.53	2,140	0.50%	27.91% to 26.26%
2022	0.00% to 1.30%	40,962	46.22 to 37.65	1,750	0.48%	(18.91)% to (19.96)%
2021	0.00% to 1.30%	44,413	57.00 to 47.03	2,351	0.35%	25.49% to 23.87%
2020	0.00% to 1.30%	46,409	45.42 to 37.97	1,970	0.52%	22.64% to 21.04%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
The Alger Portfolios
Alger Large Cap Growth Portfolio — Class I-2 Shares
2024	0.70% to 1.30%	43,316	122.16 to 102.42	5,092	0.00%	41.88% to 41.02%
2023	0.70% to 1.30%	47,013	86.10 to 72.62	3,900	0.00%	31.74% to 30.95%
2022	0.70% to 1.30%	50,798	65.36 to 55.46	3,204	0.00%	(39.08)% to (39.45)%
2021	0.70% to 1.30%	54,283	107.29 to 91.59	5,615	0.00%	11.06% to 10.39%
2020	0.70% to 1.30%	60,829	96.61 to 82.97	5,663	0.18%	65.86% to 64.86%
Alger Small Cap Growth Portfolio — Class I-2 Shares
2024	0.70% to 1.30%	53,161	46.27 to 38.79	2,344	0.38%	7.37% to 6.72%
2023	0.70% to 1.30%	58,078	43.10 to 36.35	2,392	0.00%	15.68% to 14.99%
2022	0.70% to 1.30%	63,962	37.26 to 31.61	2,284	0.00%	(38.45)% to (38.82)%
2021	0.70% to 1.30%	71,569	60.53 to 51.67	4,158	0.00%	(6.72)% to (7.28)%
2020	0.70% to 1.30%	77,327	64.89 to 55.72	4,816	1.04%	65.98% to 64.98%
The Prudential Series Fund
PSF Natural Resources Portfolio — Class II Shares
2024	0.00% to 0.70%	31,075	27.91 to 24.31	794	0.00%	3.95% to 3.22%
2023	0.00% to 0.70%	31,428	26.85 to 23.55	777	0.00%	1.58% to 0.87%
2022	0.00% to 0.70%	36,870	26.43 to 23.35	899	0.00%	21.54% to 20.70%
2021	0.00% to 0.70%	35,306	21.75 to 19.34	715	0.00%	25.03% to 24.15%
2020	0.00% to 0.70%	36,539	17.39 to 15.58	594	0.00%	11.82% to 11.03%
PSF PGIM Jennison Blend Portfolio — Class II Shares
2024	0.00% to 0.70%	10,934	13.07 to 12.97	142	0.00%	25.80% to 24.92%
2023 (6)	0.00% to 0.70%	13,363	10.39 to 10.38	139	0.00%	3.86% to 3.82%
PSF PGIM Jennison Growth Portfolio — Class II Shares
2024	0.00% to 0.70%	3,944	129.65 to 111.34	494	0.00%	30.35% to 29.43%
2023	0.00% to 0.70%	4,160	99.46 to 86.02	399	0.00%	52.89% to 51.83%
2022	0.00% to 0.00%	3,034	65.05 to 65.05	197	0.00%	(37.85)% to (37.85)%
2021	0.00% to 0.00%	3,834	104.67 to 104.67	401	0.00%	15.55% to 15.55%
2020	0.00% to 0.00%	3,885	90.58 to 90.58	352	0.00%	55.57% to 55.57%

(1)

Expenses as a percentage of average net assets represent the annualized asset-based policy expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the policy owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2)	The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)

The total return represents a range of maximum and minimum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum policy charges that may be assessed to any policy through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

(4)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 30, 2021, to December 31, 2021.
(5)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 29, 2022, to December 31, 2022.
(6)	The ratios of expenses and net investment income to average net assets are annualized for the period from December 8, 2023, to December 31, 2023.
(7)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 26, 2024, to December 31, 2024.